Fidelity®

Balanced

Fund

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced	-1.23%	-1.22%	68.60%	165.56%
Fidelity Balanced Hybrid Composite	-1.42%	-3.26%	54.00%	188.76%
LB Aggregate Bond	3.20%	7.56%	43.80%	105.45%
Russell 3000 ®	-5.32%	-15.46%	51.64%	227.18%
Russell 3000 ® Value	-4.26%	-5.44%	60.42%	270.84%
S&P 500 ®	-6.01%	-16.15%	54.18%	238.99%
Balanced Funds Average	-2.77%	-7.33%	39.86%	147.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Hybrid Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Russell 3000 ® Index, the Russell 3000 ® Value Index and the Lehman Brothers ® Aggregate Bond Index using a weighting of 30%, 30% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 498 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	-1.22%	11.01%	10.26%
Fidelity Balanced Hybrid Composite	-3.26%	9.02%	11.19%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $26,556 - a 165.56% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 SM Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $33,899 - a 238.99% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,545 - a 105.45% increase. You can also look at how the Fidelity Balanced Hybrid Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Index, the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $28,876 - a 188.76% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Still, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index. Meanwhile, bonds continued their dominance over stocks, as a protracted downturn in the economy further exacerbated a flight to safety in high-quality fixed-income securities by risk-averse investors. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.20% during the past six months.

(Portfolio Manager photograph)
An interview with Larry Rakers (right), who became Lead Portfolio Manager of Fidelity Balanced Fund on February 6, 2002, after the period covered by this report, and Kevin Grant (left), manager for fixed-income investments.

Q. How did the fund perform, Larry?

L.R. For the six months that ended January 31, 2002, the fund returned -1.23%, topping the balanced funds average tracked by Lipper Inc., which returned -2.77%. The fund also outperformed the Fidelity Balanced Hybrid Composite index - a hypothetical combination of unmanaged indexes including the total returns of the Russell 3000® Index, Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index, using a weighting of 30%, 30% and 40%, respectively - which declined 1.42% during the same six-month period.

Q. What allowed the fund to outpace its index and peer group average during the past six months?

L.R. Sticking with a more conservative game plan continued to pay off relative to the fund's benchmarks. Asset allocation helped set the tone, as we benefited from emphasizing stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period despite snapping back strongly in the fourth quarter. While our investment-grade bond holdings outperformed, we further benefited versus the index by adding more exposure to attractively valued high-yield bonds, which also had a nice run. Favorable sector positioning within equities also aided performance, particularly versus the Lipper average. The fact is, we were much more defensively postured than our average competitor, which helped quite a bit early in the period when the market headed south. We were rewarded for focusing on companies that continued to deliver stable earnings in a weak economy and had specific catalysts improving their prospects. Consumer staples stocks Gillette and Philip Morris were good examples of reliable "steady Eddies" that successfully navigated a challenging economic backdrop.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What other factors influenced returns?

L.R. While our defensiveness paid off early on, so did our decision to become more aggressive following the aftermath of September 11. Sensing eventual improvement in the economy, in light of aggressive rate cutting by the Federal Reserve Board, the fund's former manager wisely raised the portfolio's weighting in more cyclically oriented sectors such as consumer discretionary and industrials. We picked up several quality stocks, including casino giant Harrah's, heavy truck maker Navistar and industrial gases supplier Praxair, that all advanced sharply from their post-9/11 lows. On the down side, poor stock picking in utilities did much of the damage, led by global power generator AES. Our underweighting in technology relative to the index also hurt, as we missed much of the fourth-quarter rally enjoyed by semiconductor stocks such as Intel, which was sold during the period. Airlines also detracted, most notably Northwest Airlines and AMR - the parent company of American Airlines.

Q. Turning to you, Kevin, what drove the fund's investment-grade bond holdings?

K.G. Declining short-term interest rates and a steepening yield curve bolstered our investment-grade bonds. Our holdings garnered an advantage over the Lehman Brothers index primarily through an emphasis on the spread sectors - particularly corporate bonds and mortgage securities - which outperformed Treasuries. Strong security selection and effective yield curve positioning were keys to our success during the period. My strategy of focusing on quality and diversification within our corporate holdings really paid off during a period in which several companies experienced severe financial stress. Also important was my decision to emphasize the intermediate part of the curve where most of the spread tightening and positive price performance was concentrated. Moreover, the fund benefited from the sizable yield advantage it had over government bonds. The fund's overweighting in current coupon mortgages further enhanced our relative return, as these securities rode investors' growing enthusiasm for high-quality, higher-yielding alternatives to Treasuries. We benefited from adding to the position during the fall when mortgage prices cheapened considerably, as falling interest rates triggered a massive refinancing wave.

Q. Larry, what's your outlook?

L.R. I believe the economy's going to improve at some point in 2002, but I'm letting the market tell me how aggressive the fund should be positioned. As sectors start to rally and valuations begin to reflect a recovery, I may consider paring back positions. Conversely, if valuations deteriorate, I may look to buy more. All the while, I'll continue to be opportunistic and try to further leverage our strong research capabilities to try and find the optimal mix of securities for this fund.

Semiannual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 304

Trading symbol: FBALX

Start date: November 6, 1986

Size: as of January 31, 2002, more than $7.0 billion

Manager: Larry Rakers, since February 2002; manager, Fidelity Convertible Securities Fund, 2001-2002; Fidelity Select Computers Portfolio, Fidelity Select Technology Portfolio and Fidelity Advisor Technology Fund, 2000-2001; Fidelity Advisor Natural Resources Fund, 1997-1999; several Fidelity Select Portfolios, 1995-1999; joined Fidelity in 1993; Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds, joined Fidelity in 1993

3

Larry Rakers discusses his approach to managing the fund:

"My view of the economic outlook will help me decide sector weightings for the fund. Within that, I'm going to rely on our research team to help me identify what we feel are the best companies with the best outlooks at the right prices. In my opinion, Balanced Fund shareholders are better served by my emphasis on individual stock picking, rather than by my focusing on asset allocation decisions.

"While I'm generally comfortable with how the fund is currently positioned, I may make some changes over the coming months. Right now, the fund has a sizable interest in some of the more volatile market segments that I followed closely as an analyst and portfolio manager, including technology and traditional cyclicals, which I believe could help the fund as we look forward to a recovery. Compared to the fund's former manager, my feeling is that the economy will improve at a slightly faster pace; therefore, I may look to get even more aggressive and further increase our cyclical exposure. I also may begin to define value a little differently. I'd rather own a top-tier company whose stock is trading at an average or below-average valuation than a mediocre name at a really low price. I feel this approach could help me improve the overall quality of the portfolio along with its risk/return profile."

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	1.6	1.3
Exxon Mobil Corp.	1.4	1.5
Microsoft Corp.	1.3	0.9
Philip Morris Companies, Inc.	1.3	1.1
Freddie Mac	1.1	1.2
	6.7
Top Five Bond Issuers as of January 31, 2002
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.0	13.7
U.S. Treasury Obligations	6.5	5.6
Government National Mortgage Association	4.4	3.5
Freddie Mac	1.2	0.8
Avon Energy Partners Holdings	0.4	0.4
	23.5
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	18.9
Consumer Discretionary	11.1	11.4
Industrials	8.0	7.7
Consumer Staples	6.6	5.5
Information Technology	5.9	6.9
Asset Allocation (% of fund's net assets)
As of January 31, 2002*		As of July 31, 2001**
	Stocks 55.0%		Stocks and Equity Futures 56.5%
	Bonds 40.4%		Bonds 40.8%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	4.1%	** Foreign investments	4.7%

Semiannual Report

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.1%
Visteon Corp.	300,000	$ 3,990
Automobiles - 0.1%
Ford Motor Co.	275,000	4,208
Hotels, Restaurants & Leisure - 1.8%
Harrah's Entertainment, Inc. (a)	825,000	31,490
McDonald's Corp.	1,385,200	37,650
MGM Mirage, Inc. (a)	475,000	15,466
Outback Steakhouse, Inc. (a)	325,000	12,058
Starwood Hotels & Resorts Worldwide, Inc. unit	280,000	9,590
Wendy's International, Inc.	575,000	17,940
		124,194
Household Durables - 1.8%
Black & Decker Corp.	925,000	38,073
Centex Corp.	365,000	21,710
D.R. Horton, Inc.	65,200	2,441
Fleetwood Enterprises, Inc.	294,303	3,237
Harman International Industries, Inc.	125,000	5,903
Maytag Corp.	845,077	26,941
Whirlpool Corp.	395,000	28,717
		127,022
Leisure Equipment & Products - 0.0%
Mattel, Inc.	200,000	3,800
Media - 2.3%
AOL Time Warner, Inc. (a)	464,242	12,214
Clear Channel Communications, Inc. (a)	447,000	20,580
E.W. Scripps Co. Class A	124,200	8,806
Fox Entertainment Group, Inc. Class A (a)	188,000	3,957
General Motors Corp. Class H (a)	354,403	5,564
Liberty Media Corp. Class A (a)	1,263,600	16,427
McGraw-Hill Companies, Inc.	323,300	20,717
News Corp. Ltd. ADR	298,200	8,350
The New York Times Co. Class A	239,500	10,090
Tribune Co.	75,000	2,788
Viacom, Inc. Class B (non-vtg.) (a)	633,000	25,314
Walt Disney Co.	1,256,400	26,460
		161,267
Multiline Retail - 1.2%
BJ's Wholesale Club, Inc. (a)	85,000	4,042
Costco Wholesale Corp. (a)	500,000	23,000
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc. Class A	575,000	$ 8,269
Federated Department Stores, Inc. (a)	475,000	19,770
Sears, Roebuck & Co.	180,600	9,543
Target Corp.	460,000	20,429
		85,053
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A (a)	200,000	5,310
AutoNation, Inc. (a)	900,800	11,440
Best Buy Co., Inc. (a)	148,400	10,982
Foot Locker, Inc. (a)	475,000	7,363
Gap, Inc.	500,000	7,200
Office Depot, Inc. (a)	1,376,800	22,648
Sherwin-Williams Co.	250,000	6,930
The Limited, Inc.	420,000	7,791
Toys 'R' Us, Inc. (a)	225,000	4,401
		84,065
Textiles & Apparel - 0.2%
Jones Apparel Group, Inc. (a)	325,000	10,780
Liz Claiborne, Inc.	150,000	4,106
		14,886
TOTAL CONSUMER DISCRETIONARY		608,485
CONSUMER STAPLES - 6.1%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	660,800	31,236
PepsiCo, Inc.	770,870	38,613
The Coca-Cola Co.	1,191,500	52,128
		121,977
Food & Drug Retailing - 0.6%
Albertson's, Inc.	150,000	4,313
CVS Corp.	775,000	21,080
Safeway, Inc. (a)	450,000	18,203
		43,596
Food Products - 0.8%
Dean Foods Co. (a)	181,700	11,883
Kraft Foods, Inc. Class A	271,600	10,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	275,000	$ 12,155
Sara Lee Corp.	975,000	20,621
		54,724
Household Products - 0.9%
Kimberly-Clark Corp.	500,000	30,150
Procter & Gamble Co.	420,000	34,306
		64,456
Personal Products - 0.8%
Avon Products, Inc.	189,100	9,304
Gillette Co.	1,475,000	49,118
		58,422
Tobacco - 1.3%
Loews Corp. - Carolina Group	43,900	1,229
Philip Morris Companies, Inc.	1,715,000	85,939
		87,168
TOTAL CONSUMER STAPLES		430,343
ENERGY - 4.5%
Energy Equipment & Services - 1.0%
Diamond Offshore Drilling, Inc.	150,000	4,317
Global Industries Ltd. (a)	279,400	2,353
Grant Prideco, Inc. (a)	423,400	4,001
Patterson-UTI Energy, Inc. (a)	100,000	2,168
Schlumberger Ltd. (NY Shares)	380,000	21,428
Smith International, Inc. (a)	50,000	2,753
Varco International, Inc. (a)	255,850	3,710
Weatherford International, Inc. (a)	658,400	25,342
		66,072
Oil & Gas - 3.5%
Burlington Resources, Inc.	150,000	5,136
ChevronTexaco Corp.	603,150	50,544
Conoco, Inc.	1,974,000	55,588
Exxon Mobil Corp.	2,439,400	95,259
Phillips Petroleum Co.	665,000	38,883
		245,410
TOTAL ENERGY		311,482
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 12.3%
Banks - 3.8%
Bank of America Corp.	1,087,300	$ 68,533
Bank of New York Co., Inc.	230,000	9,425
Bank One Corp.	300,000	11,250
Comerica, Inc.	50,000	2,815
FleetBoston Financial Corp.	1,095,000	36,814
Mellon Financial Corp.	639,000	24,538
PNC Financial Services Group, Inc.	677,500	39,126
U.S. Bancorp, Delaware	1,081,705	22,521
Wachovia Corp.	1,059,360	35,224
Wells Fargo & Co.	426,300	19,776
		270,022
Diversified Financials - 5.8%
American Express Co.	1,075,000	38,539
Charles Schwab Corp.	1,083,850	15,575
Citigroup, Inc.	2,399,704	113,746
Fannie Mae	633,000	51,241
Freddie Mac	1,133,700	76,094
J.P. Morgan Chase & Co.	550,750	18,753
Lehman Brothers Holdings, Inc.	62,600	4,055
Merrill Lynch & Co., Inc.	730,000	37,215
Morgan Stanley Dean Witter & Co.	663,000	36,465
USA Education, Inc.	135,000	12,150
		403,833
Insurance - 2.1%
AFLAC, Inc.	780,000	20,374
Allmerica Financial Corp.	550,000	23,166
American International Group, Inc.	691,531	51,277
Marsh & McLennan Companies, Inc.	75,000	7,639
MetLife, Inc.	1,375,000	41,773
Prudential Financial, Inc.	53,000	1,646
		145,875
Real Estate - 0.6%
Apartment Investment & Management Co. Class A	100,000	4,360
Equity Office Properties Trust	1,072,400	30,874
MeriStar Hospitality Corp.	290,000	4,089
		39,323
TOTAL FINANCIALS		859,053
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.2%
Guidant Corp. (a)	133,500	$ 6,415
Zimmer Holdings, Inc. (a)	353,470	11,498
		17,913
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	340,000	22,409
HCA, Inc.	175,000	7,438
McKesson Corp.	590,000	22,715
Pharmaceutical Product Development, Inc. (a)	325,000	10,546
Tenet Healthcare Corp. (a)	75,000	4,784
		67,892
Pharmaceuticals - 3.6%
Abbott Laboratories	355,700	20,524
American Home Products Corp.	633,500	40,962
Bristol-Myers Squibb Co.	1,422,500	64,539
Elan Corp. PLC sponsored ADR (a)	320,000	8,989
Eli Lilly & Co.	97,300	7,307
Johnson & Johnson	225,000	12,940
Merck & Co., Inc.	350,000	20,713
Perrigo Co. (a)	400,000	5,160
Pfizer, Inc.	1,388,700	57,867
Schering-Plough Corp.	401,000	12,984
		251,985
TOTAL HEALTH CARE		337,790
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.8%
Boeing Co.	318,200	13,030
General Dynamics Corp.	60,000	5,374
Honeywell International, Inc.	555,000	18,654
United Technologies Corp.	295,000	20,275
		57,333
Airlines - 0.2%
AMR Corp. (a)	125,000	3,118
Northwest Airlines Corp. (a)	548,540	8,437
		11,555
Building Products - 0.5%
Masco Corp.	1,200,000	32,112
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc. (a)	1,142,000	$ 12,539
Avery Dennison Corp.	75,000	4,463
Cendant Corp. (a)	1,500,000	26,220
First Data Corp.	125,000	10,341
Herman Miller, Inc.	250,000	6,210
Manpower, Inc.	425,000	14,837
NCO Group, Inc. (a)	225,000	5,081
Sabre Holdings Corp. Class A (a)	352,928	15,769
		95,460
Electrical Equipment - 0.3%
Emerson Electric Co.	292,400	16,942
Industrial Conglomerates - 1.5%
General Electric Co.	1,163,200	43,213
Minnesota Mining & Manufacturing Co.	277,300	30,725
Textron, Inc.	420,000	19,249
Tyco International Ltd.	360,800	12,682
		105,869
Machinery - 1.3%
Ingersoll-Rand Co. Ltd. Class A	700,000	30,961
Kennametal, Inc.	100,000	3,803
Milacron, Inc.	815,000	11,858
Navistar International Corp.	1,053,000	41,078
Pentair, Inc.	147,800	5,217
		92,917
Marine - 0.1%
Teekay Shipping Corp.	275,000	9,512
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	575,000	16,238
J.B. Hunt Transport Services, Inc. (a)	84,500	2,348
Union Pacific Corp.	525,000	32,576
		51,162
TOTAL INDUSTRIALS		472,862
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.5%
CIENA Corp. (a)	159,700	2,028
Cisco Systems, Inc. (a)	604,700	11,973
Comverse Technology, Inc. (a)	225,000	4,808
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.	1,750,000	$ 11,445
Motorola, Inc.	309,400	4,118
SpectraSite Holdings, Inc. (a)	939,800	1,663
		36,035
Computers & Peripherals - 0.6%
Compaq Computer Corp.	200,000	2,470
Dell Computer Corp. (a)	275,100	7,562
EMC Corp. (a)	225,000	3,690
Gateway, Inc. (a)	125,000	651
Hewlett-Packard Co.	200,000	4,422
International Business Machines Corp.	182,100	19,647
Lexmark International, Inc. Class A (a)	50,000	2,778
		41,220
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	578,348	17,553
Amphenol Corp. Class A (a)	175,000	8,050
Avnet, Inc.	225,100	5,999
Thermo Electron Corp.	175,000	3,843
		35,445
Internet Software & Services - 0.0%
Homestore.com, Inc. (a)	650,000	962
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	447,300	19,905
Electronic Data Systems Corp.	115,000	7,200
		27,105
Semiconductor Equipment & Products - 1.4%
Advanced Micro Devices, Inc. (a)	350,000	5,618
Analog Devices, Inc. (a)	190,000	8,322
ATMI, Inc. (a)	200,000	5,906
Fairchild Semiconductor International, Inc. Class A (a)	575,000	15,174
Integrated Circuit Systems, Inc. (a)	398,410	9,622
Integrated Device Technology, Inc. (a)	125,000	3,819
International Rectifier Corp. (a)	250,000	10,410
Intersil Corp. Class A (a)	200,000	5,944
KLA-Tencor Corp. (a)	112,000	6,415
LAM Research Corp. (a)	260,000	6,048
LSI Logic Corp. (a)	350,000	5,803
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Samsung Electronics Co. Ltd.	39,200	$ 8,996
Teradyne, Inc. (a)	229,000	6,838
		98,915
Software - 2.1%
BEA Systems, Inc. (a)	252,300	4,574
Computer Associates International, Inc.	1,426,200	49,147
Microsoft Corp. (a)	1,370,400	87,308
Synopsys, Inc. (a)	50,000	2,594
		143,623
TOTAL INFORMATION TECHNOLOGY		383,305
MATERIALS - 2.1%
Chemicals - 1.1%
Dow Chemical Co.	395,775	11,691
E.I. du Pont de Nemours & Co.	385,703	17,037
Georgia Gulf Corp.	214,900	4,277
Lyondell Chemical Co.	550,000	7,409
PolyOne Corp.	700,000	7,035
Praxair, Inc.	430,000	24,962
Solutia, Inc.	444,000	3,947
		76,358
Containers & Packaging - 0.1%
Temple-Inland, Inc.	180,000	9,965
Metals & Mining - 0.7%
Alcan, Inc.	200,000	7,791
Alcoa, Inc.	356,600	12,784
Newmont Mining Corp.	325,300	7,105
Phelps Dodge Corp.	657,400	22,924
		50,604
Paper & Forest Products - 0.2%
Bowater, Inc.	250,000	11,985
Georgia-Pacific Group	50,000	1,250
		13,235
TOTAL MATERIALS		150,162
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.3%
ALLTEL Corp.	260,000	$ 14,425
AT&T Corp.	2,187,850	38,725
BellSouth Corp.	1,425,500	57,020
CenturyTel, Inc.	213,800	6,581
Korea Telecom Corp. sponsored ADR	500,000	9,815
Qwest Communications International, Inc.	1,924,300	20,205
SBC Communications, Inc.	854,000	31,982
Verizon Communications, Inc.	975,000	45,191
WorldCom, Inc. - MCI Group	700,000	8,673
		232,617
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Class A (a)	100,000	805
Vodafone Group PLC sponsored ADR	225,000	4,883
		5,688
TOTAL TELECOMMUNICATION SERVICES		238,305
UTILITIES - 0.8%
Electric Utilities - 0.8%
AES Corp. (a)	677,017	9,174
FirstEnergy Corp.	308,200	11,465
Northeast Utilities	825,000	14,941
Southern Co.	525,000	12,941
TXU Corp.	200,000	9,744
		58,265
TOTAL COMMON STOCKS (Cost $3,421,473)		3,850,052
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, $11.75	10,400	1,118
Series M, $11.125	17,765	1,892
		3,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,958)		3,010
Corporate Bonds - 15.5%
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba1	$ 1,480	$ 834
0% 11/20/20	Ba1	1,480	689
			1,523
Nonconvertible Bonds - 15.5%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	1,005	1,055
Delco Remy International, Inc. 11% 5/1/09	B2	750	720
Lear Corp. 8.11% 5/15/09	Ba1	1,020	1,051
			2,826
Hotels, Restaurants & Leisure - 0.4%
Alliance Gaming Corp. 10% 8/1/07	B3	1,145	1,202
Anchor Gaming 9.875% 10/15/08	Ba3	135	150
Aztar Corp. 8.875% 5/15/07	Ba3	600	621
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	1,800	1,845
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	910	930
Circus Circus Enterprises, Inc.:
6.45% 2/1/06	Ba2	860	823
6.75% 7/15/03	Ba3	170	168
Domino's, Inc. 10.375% 1/15/09	B3	2,580	2,780
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	900	947
Harrah's Operating Co., Inc. 7.875% 12/15/05	Ba1	1,070	1,118
Herbst Gaming, Inc. 10.75% 9/1/08	B2	960	1,008
Hilton Hotels Corp. 7.625% 5/15/08	Ba1	430	421
HMH Properties, Inc.:
7.875% 8/1/05	Ba3	380	371
7.875% 8/1/08	Ba3	475	461
Host Marriott LP 9.5% 1/15/07 (e)	Ba3	1,150	1,199
International Game Technology:
7.875% 5/15/04	Ba1	370	386
8.375% 5/15/09	Ba1	1,690	1,796
ITT Corp.:
6.75% 11/15/05	Ba1	860	834
7.375% 11/15/15	Ba1	715	635
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	$ 850	$ 829
MGM Mirage, Inc.:
6.95% 2/1/05	Ba1	450	446
9.75% 6/1/07	Ba2	200	214
Mirage Resorts, Inc.:
6.75% 8/1/07	Ba1	340	327
7.25% 10/15/06	Ba1	840	834
Mohegan Tribal Gaming Authority 8.125% 1/1/06	Ba2	1,540	1,571
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba2	1,360	1,367
9.375% 2/15/07	Ba2	390	412
Station Casinos, Inc. 8.375% 2/15/08	Ba3	380	391
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	Ba3	1,670	1,649
yankee:
8.625% 12/15/07	Ba3	240	236
9% 3/15/07	Ba3	270	271
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	345	359
8.875% 4/15/11	Ba1	2,150	2,290
			28,891
Household Durables - 0.1%
D.R. Horton, Inc. 10.5% 4/1/05	Ba1	210	226
Juno Lighting, Inc. 11.875% 7/1/09	B3	700	707
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	560	560
KB Home 8.625% 12/15/08	Ba3	860	886
Kinetic Concepts, Inc. 9.625% 11/1/07	B3	90	92
Lennar Corp. 9.95% 5/1/10	Ba1	1,120	1,232
Ryland Group, Inc. 9.75% 9/1/10	Ba2	855	915
Schuler Homes, Inc. 10.5% 7/15/11	B2	600	633
			5,251
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (c)	Caa3	1,915	996
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Hasbro, Inc.:
5.6% 11/1/05	Ba3	$ 1,130	$ 1,057
6.15% 7/15/08	Ba3	220	206
7.95% 3/15/03	Ba3	1,070	1,086
8.5% 3/15/06	Ba3	300	308
			2,657
Media - 1.5%
Adelphia Communications Corp.:
7.5% 1/15/04	B2	890	872
9.25% 10/1/02	B2	400	404
10.25% 11/1/06	B2	340	351
10.25% 6/15/11	B2	3,870	4,005
10.5% 7/15/04	B2	580	600
10.875% 10/1/10	B2	170	181
AMC Entertainment, Inc. 9.875% 2/1/12 (e)	Caa3	1,730	1,678
British Sky Broadcasting Group PLC yankee:
7.3% 10/15/06	Ba1	2,100	2,129
8.2% 7/15/09	Ba1	7,750	7,928
Century Communications Corp.:
0% 3/15/03	B2	170	158
8.375% 12/15/07	B2	1,300	1,203
9.5% 3/1/05	B2	230	228
9.75% 2/15/02	B2	30	30
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (c)	B2	610	442
0% 5/15/11 (c)	B2	7,460	4,663
8.25% 4/1/07	B2	1,870	1,786
8.625% 4/1/09	B2	2,390	2,282
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,705	1,620
Clear Channel Communications, Inc. 6% 11/1/06	Baa3	9,500	9,416
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	2,485	2,688
Cox Communications, Inc. 7.75% 11/1/10	Baa2	6,900	7,437
CSC Holdings, Inc. 9.875% 4/1/23	BB-	660	701
EchoStar DBS Corp.:
9.125% 1/15/09 (e)	B1	850	872
9.25% 2/1/06	B1	2,025	2,066
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Family Worldwide, Inc.:
0% 11/1/07 (c)	Baa1	$ 1,540	$ 1,532
9.25% 11/1/07	Baa1	2,405	2,621
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	865	928
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 11.875% 9/15/07	B2	940	1,008
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	10,675	9,345
Insight Communications, Inc. 0% 2/15/11 (c)	B3	710	442
Lamar Media Corp.:
9.25% 8/15/07	B1	500	523
9.625% 12/1/06	Ba3	500	524
News America Holdings, Inc. 8% 10/17/16	Baa3	13,000	13,593
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	2,760	2,760
Pegasus Satellite Communications, Inc. 0% 3/1/07 (c)	Caa1	830	432
Radio One, Inc. 8.875% 7/1/11	B3	2,340	2,451
Regal Cinemas Corp. 9.375% 2/1/12 (e)	B3	480	485
Sinclair Broadcast Group, Inc.:
8.75% 12/15/07	B2	460	474
8.75% 12/15/11 (e)	B2	1,070	1,102
TCI Communications, Inc. 9.8% 2/1/12	Baa2	6,290	7,500
Telemundo Holdings, Inc. 0% 8/15/08 (c)	B3	650	611
Telewest Communications PLC yankee 9.875% 2/1/10	B2	350	245
Telewest PLC yankee:
9.625% 10/1/06	B2	180	119
11% 10/1/07	B2	1,375	935
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	3,800	4,207
Yell Finance BV:
0% 8/1/11 (c)	B2	600	351
10.75% 8/1/11	B2	440	464
			106,392
Multiline Retail - 0.2%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	150	141
6.39% 8/1/03	Ba1	640	611
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc.: - continued
7.15% 9/1/02	Ba1	$ 1,000	$ 988
7.375% 6/1/06	Ba1	80	71
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	2,275	2,389
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	370	359
6.5% 6/15/02	Ba2	570	566
6.9% 8/15/26	Ba2	265	260
7.25% 4/1/02	Ba2	780	782
7.95% 4/1/17	Ba2	300	259
Saks, Inc. 9.875% 10/1/11 (e)	B1	375	334
Target Corp. 5.4% 10/1/08	A2	4,905	4,861
			11,621
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	630	654
Michaels Stores, Inc. 9.25% 7/1/09	Ba2	1,850	1,998
Office Depot, Inc. 10% 7/15/08	Ba1	980	1,049
PETCO Animal Supplies, Inc. 10.75% 11/1/11 (e)	B3	610	637
United Rentals, Inc.:
8.8% 8/15/08	B2	90	88
9% 4/1/09	B2	90	89
9.25% 1/15/09	B2	500	498
			5,013
Textiles & Apparel - 0.1%
Levi Strauss & Co. 6.8% 11/1/03	B2	1,420	1,349
The William Carter Co. 10.875% 8/15/11	B3	790	830
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	710	703
			2,882
TOTAL CONSUMER DISCRETIONARY			166,529
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	Ba2	320	336
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	$ 910	$ 927
Cott Beverages, Inc. 8% 12/15/11 (e)	B2	850	865
			2,128
Food & Drug Retailing - 0.1%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	B2	340	335
9.125% 12/15/11	B2	440	454
Kroger Co. 8.05% 2/1/10	Baa3	5,645	6,228
Pathmark Stores, Inc. 8.75% 2/1/12 (e)	B2	420	428
Rite Aid Corp. 12.5% 9/15/06	B-	1,000	700
			8,145
Food Products - 0.2%
Dean Foods Co.:
6.75% 6/15/05	Baa2	600	597
6.9% 10/15/17	Baa2	530	437
8.15% 8/1/07	Baa2	250	250
Del Monte Corp. 9.25% 5/15/11	B3	2,445	2,573
Kellogg Co. 6.6% 4/1/11	Baa2	5,000	5,134
Smithfield Foods, Inc. 8% 10/15/09	Ba2	1,100	1,141
			10,132
Household Products - 0.1%
Fort James Corp.:
6.5% 9/15/02	Baa3	3,650	3,608
6.875% 9/15/07	Baa3	200	178
			3,786
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	7,070	7,278
TOTAL CONSUMER STAPLES			31,469
ENERGY - 0.3%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	1,165	1,148
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	540	528
Key Energy Services, Inc.:
8.375% 3/1/08	Ba3	995	1,015
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Key Energy Services, Inc.: - continued
14% 1/15/09	B2	$ 722	$ 823
Parker Drilling Co. 9.75% 11/15/06	B1	600	588
			4,102
Oil & Gas - 0.2%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	1,140	1,134
8.125% 4/1/11	B1	850	814
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	720	751
9.25% 4/1/07	Ba3	140	146
Forest Oil Corp.:
8% 6/15/08	Ba3	350	354
8% 12/15/11 (e)	Ba3	390	390
Nuevo Energy Co.:
9.375% 10/1/10	B2	515	483
9.5% 6/1/08	B2	540	512
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	40	38
9.4% 12/1/02 (d)	Ba2	50	51
10% 11/1/08 (e)	Ba3	1,550	1,651
Plains Resources, Inc. 10.25% 3/15/06	B2	145	149
Pogo Producing Co. 8.25% 4/15/11	B1	1,600	1,648
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	4,320	4,571
The Coastal Corp. 9.625% 5/15/12	Baa2	2,370	2,734
Triton Energy Ltd. yankee 8.875% 10/1/07	BBB	160	176
Triton Energy Ltd./Triton Energy Corp. 9.25% 4/15/05	Baa2	130	144
Vintage Petroleum, Inc.:
7.875% 5/15/11	Ba3	260	239
9% 12/15/05	Ba3	390	382
			16,367
TOTAL ENERGY			20,469
FINANCIALS - 6.1%
Banks - 1.5%
Bank of America Corp. 7.8% 2/15/10	Aa3	7,400	8,105
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank One Corp. 7.875% 8/1/10	A1	$ 5,015	$ 5,538
BankAmerica Corp. 5.875% 2/15/09	Aa2	7,000	6,946
Barclays Bank PLC yankee 8.55% 9/29/49 (d)(e)	Aa2	4,025	4,505
Capital One Bank 6.375% 2/15/03	Baa2	4,300	4,349
First Union Corp. 7.55% 8/18/05	A1	5,000	5,408
First Union National Bank, North Carolina 7.8% 8/18/10	A1	10,000	11,033
FleetBoston Financial Corp. 7.25% 9/15/05	A1	10,935	11,703
HSBC Finance Nederland BV 7.4% 4/15/03 (e)	A1	750	784
Korea Development Bank:
6.625% 11/21/03	Baa2	4,045	4,189
7.125% 4/22/04	Baa2	2,500	2,638
7.375% 9/17/04	Baa2	1,295	1,379
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,842
6.875% 11/15/02	Baa2	8,350	8,595
PNC Funding Corp. 5.75% 8/1/06	A2	4,140	4,179
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	Aa3	3,850	4,026
8.817% 3/31/49	A1	2,890	3,123
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	960	991
Washington Mutual Bank 6.875% 6/15/11	A3	3,300	3,402
Washington Mutual, Inc. 5.625% 1/15/07	A3	4,815	4,814
Zions Bancorp 8.625% 10/15/02	Baa1	6,000	6,247
			103,796
Diversified Financials - 3.9%
Alamosa Delaware, Inc. 13.625% 8/15/11	Caa1	590	566
American Airlines pass thru trust certificate 7.8% 4/1/08 (e)	A	1,280	1,267
American Gen. Finance Corp. 5.875% 7/14/06	A1	13,000	13,257
Amvescap PLC:
5.9% 1/15/07 (e)	A2	2,810	2,832
yankee:
6.375% 5/15/03	A2	3,600	3,720
6.6% 5/15/05	A2	2,605	2,684
Armkel Finance, Inc. 9.5% 8/15/09 (e)	B2	960	1,013
Associates Corp. of North America 6% 7/15/05	Aa1	10,000	10,308
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	$ 5,225	$ 5,452
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.:
8.875% 2/15/08	Ba3	675	682
8.875% 2/15/08 (e)	Ba3	140	141
CIT Group, Inc. 5.5% 2/15/04	A2	2,000	2,013
Citigroup, Inc. 7.25% 10/1/10	Aa2	10,200	10,942
Conoco Funding Co. 6.35% 10/15/11	Baa1	4,305	4,387
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	5,950	6,077
5.25% 6/15/04	A3	2,425	2,464
5.5% 8/1/06	A3	4,500	4,494
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	Aa3	4,600	4,723
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	1,250	1,262
Dana Credit Corp. 7.25% 12/6/02 (e)	Ba1	330	317
Devon Financing Corp. ULC:
6.875% 9/30/11 (e)	Baa2	7,800	7,664
7.875% 9/30/31 (e)	Baa2	8,000	8,205
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	B1	470	479
First Union Capital II 7.95% 11/15/29	A2	8,050	8,293
Ford Motor Credit Co.:
6.5% 1/25/07	A3	4,920	4,881
6.875% 2/1/06	A3	3,700	3,701
7.375% 10/28/09	A3	14,950	14,956
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	5,680	5,826
6.75% 1/15/06	A2	2,020	2,056
7.5% 7/15/05	A2	5,000	5,264
7.75% 1/19/10	A2	10,000	10,479
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,700	4,728
GS Escrow Corp. 7% 8/1/03	Ba1	880	889
Household Finance Corp.:
6.5% 1/24/06	A2	2,015	2,063
8% 5/9/05	A2	1,985	2,121
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
HSBC Capital Funding LP 9.547% 12/31/49 (d)(e)	A1	$ 5,300	$ 6,167
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	8,450	9,310
IOS Capital, Inc. 9.75% 6/15/04	Baa2	590	578
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	5,820	5,915
6.75% 2/1/11	A1	7,875	8,018
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	B2	2,830	3,127
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (e)	Ba3	90	89
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	7,700	7,966
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	3,815	3,952
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	6,300	6,504
7.875% 11/15/10	Baa2	7,360	7,591
Popular North America, Inc. 6.125% 10/15/06	A3	5,545	5,508
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	2,970	3,041
SESI LLC 8.875% 5/15/11	B1	450	423
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	8,670	8,819
6.875% 11/15/28	Baa1	8,385	7,574
Stone Container Finance Co. yankee 11.5% 8/15/06 (e)	B2	260	278
TCI Communications Financing III 9.65% 3/31/27	A3	4,100	4,500
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,270	2,315
TXU Eastern Funding yankee:
6.45% 5/15/05	Baa1	1,580	1,608
6.75% 5/15/09	Baa1	6,425	6,323
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	5,600	6,232
Xerox Capital (Europe) PLC:
5.75% 5/15/02	Ba1	1,115	1,093
5.875% 5/15/04	Ba1	760	692
Xerox Credit Corp. 6.1% 12/16/03	Ba1	1,550	1,426
Xl Capital Finance (Europe) PLC 6.5% 1/15/12	A1	1,235	1,238
			270,493
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.2%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	$ 10,000	$ 10,461
ITT Corp. 6.75% 11/15/03	Ba1	130	130
MetLife, Inc. 6.125% 12/1/11	A1	3,465	3,469
			14,060
Real Estate - 0.5%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,260	1,296
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	2,600	2,637
Duke Realty LP 7.3% 6/30/03	Baa1	5,000	5,219
EOP Operating LP:
6.625% 2/15/05	Baa1	2,500	2,578
7.75% 11/15/07	Baa1	13,000	14,023
ERP Operating LP 7.1% 6/23/04	A3	4,000	4,200
iStar Financial, Inc. 8.75% 8/15/08	Ba1	1,180	1,192
LNR Property Corp.:
9.375% 3/15/08	Ba3	770	774
10.5% 1/15/09	Ba3	350	362
Meditrust Corp.:
7% 8/15/07	Ba3	180	172
7.82% 9/10/26	Ba3	1,325	1,325
MeriStar Hospitality Corp. 9% 1/15/08	Ba3	440	429
ProLogis Trust 6.7% 4/15/04	Baa1	1,550	1,598
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	1,220	1,251
WCI Communities, Inc. 10.625% 2/15/11	B1	1,900	2,019
			39,075
TOTAL FINANCIALS			427,424
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AdvancePCS 8.5% 4/1/08	B1	1,130	1,198
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	260	263
DaVita, Inc. 9.25% 4/15/11	B2	1,045	1,113
Dynacare, Inc. yankee 10.75% 1/15/06	B2	315	327
HCA, Inc.:
7.875% 2/1/11	Ba1	1,580	1,667
8.75% 9/1/10	Ba1	2,095	2,305
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.:
6.875% 6/15/05	Ba1	$ 150	$ 147
7% 6/15/08	Ba1	100	97
10.75% 10/1/08	Ba2	225	244
IASIS Healthcare Corp. 13% 10/15/09	B3	960	1,051
Owen & Minor, Inc. 8.5% 7/15/11	Ba3	1,240	1,299
Service Corp. International (SCI):
6% 12/15/05	B1	690	618
6.3% 3/15/03	B1	420	403
6.875% 10/1/07	B1	170	145
7.375% 4/15/04	B1	2,780	2,697
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	2,460	2,743
Triad Hospitals, Inc. 8.75% 5/1/09	B1	1,385	1,468
Vanguard Health Systems, Inc. 9.75% 8/1/11 (e)	B3	3,050	3,203
			20,988
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	685	716
Raytheon Co. 7.9% 3/1/03	Baa3	13,035	13,600
			14,316
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	Baa3	337	303
6.9% 1/2/18	Baa1	264	251
7.256% 9/15/21	Baa1	226	218
7.434% 3/15/06	Ba2	1,615	1,323
7.73% 9/15/12	Ba2	533	379
8.312% 10/2/12	Ba2	70	64
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Ba1	661	608
pass thru trust certificate:
7.57% 11/18/10	A3	1,620	1,655
7.92% 5/18/12	Baa1	1,600	1,594
7.92% 5/18/12	A3	250	249
9.875% 4/30/08	Ba1	3,405	3,504
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
6.65% 3/15/04	Ba3	$ 2,235	$ 2,084
7.9% 12/15/09	Ba3	560	515
8.3% 12/15/29	Ba3	1,010	833
Northwest Airlines pass thru certificates:
7.041% 4/1/22	A3	150	143
7.575% 3/1/19	A3	265	258
7.691% 4/1/17	Baa2	50	45
Northwest Airlines, Inc. 8.375% 3/15/04	B2	440	418
			14,444
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	340	345
7.625% 2/15/10	Ba2	315	320
			665
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	1,460	1,438
7.875% 1/1/09	Ba3	2,360	2,307
Coinmach Corp. 9% 2/1/10 (e)	B2	1,040	1,058
First Data Corp. 5.625% 11/1/11	A1	6,500	6,170
Iron Mountain, Inc.:
8.25% 7/1/11	B2	1,070	1,105
8.625% 4/1/13	B2	1,175	1,234
8.75% 9/30/09	B2	100	105
Pierce Leahy Corp. 9.125% 7/15/07	B2	610	642
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	1,030	994
			15,053
Machinery - 0.2%
AGCO Corp.:
8.5% 3/15/06	B1	110	110
9.5% 5/1/08	Ba3	445	469
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	1,640	1,656
Navistar International Corp. 9.375% 6/1/06	Ba1	810	846
Terex Corp.:
8.875% 4/1/08	B2	1,910	1,929
9.25% 7/15/11 (e)	B2	210	215
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Terex Corp.: - continued
10.375% 4/1/11	B2	$ 330	$ 350
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	8,135	7,749
6.875% 1/15/29	Baa1	3,000	2,602
			15,926
Marine - 0.1%
Teekay Shipping Corp.:
8.875% 7/15/11 (e)	Ba2	330	342
8.875% 7/15/11	Ba2	1,540	1,594
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	1,225	1,035
10.25% 11/15/06	Ba3	1,370	1,048
			4,019
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	12,000	12,386
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	1,095	1,183
TFM SA de CV yankee:
0% 6/15/09 (c)	B1	270	242
10.25% 6/15/07	B1	545	504
Union Pacific Corp. 7.125% 2/1/28	Baa3	4,000	4,081
			18,396
TOTAL INDUSTRIALS			82,819
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Crown Castle International Corp.:
9.375% 8/1/11	B3	1,230	1,039
9.5% 8/1/11	B3	70	57
10.75% 8/1/11	B3	1,315	1,151
L-3 Communications Corp.:
8% 8/1/08	Ba3	480	494
10.375% 5/1/07	Ba3	1,430	1,523
Motorola, Inc. 8% 11/1/11	A3	9,125	9,051
			13,315
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 5,535	$ 5,650
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc.:
9% 2/1/08	B3	495	511
9% 2/1/08	B3	1,140	1,174
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	455	464
9.875% 7/1/10	Ba2	1,670	1,804
Ingram Micro, Inc. 9.875% 8/15/08	Ba2	200	207
			4,160
IT Consulting & Services - 0.0%
Unisys Corp.:
7.875% 4/1/08	Ba1	240	236
8.125% 6/1/06	Ba1	1,910	1,924
			2,160
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	B2	600	633
Xerox Corp.:
5.5% 11/15/03	Ba1	520	478
6.25% 11/15/26	Ba1	1,015	934
9.75% 1/15/09 (e)	Ba1	460	435
			2,480
Semiconductor Equipment & Products - 0.0%
Amkor Technology, Inc. 9.25% 5/1/06	B1	970	941
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	1,490	1,565
10.5% 2/1/09	B2	270	289
			2,795
TOTAL INFORMATION TECHNOLOGY			30,560
MATERIALS - 0.4%
Chemicals - 0.1%
Compass Minerals Group, Inc. 10% 8/15/11 (e)	B3	190	200
Georgia Gulf Corp. 10.375% 11/1/07	B2	605	635
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
International Specialty Holdings, Inc. 10.625% 12/15/09 (e)	B2	$ 870	$ 887
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	1,220	1,208
Methanex Corp. yankee 7.75% 8/15/05	Ba1	1,515	1,470
OM Group, Inc. 9.25% 12/15/11 (e)	B3	610	628
Quaker State Corp. 6.625% 10/15/05	Ba2	400	380
Sterling Chemicals, Inc. 12.375% 7/15/06 (j)	-	850	723
The Scotts Co. 8.625% 1/15/09	B2	900	936
			7,067
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	950	979
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (e)	B2	1,040	1,040
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	250	233
7.35% 5/15/08	B3	180	158
7.5% 5/15/10	B3	200	176
7.8% 5/15/18	B3	1,520	1,262
7.85% 5/15/04	B3	540	522
8.1% 5/15/07	B3	330	304
Riverwood International Corp. 10.25% 4/1/06	B-	2,145	2,215
			6,889
Metals & Mining - 0.1%
AK Steel Corp. 7.875% 2/15/09	B1	1,230	1,207
Century Aluminum Co. 11.75% 4/15/08	Ba3	1,725	1,794
Luscar Coal Ltd. 9.75% 10/15/11 (e)	Ba3	290	306
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	2,645	2,824
Phelps Dodge Corp.:
8.75% 6/1/11	Baa3	1,680	1,646
9.5% 6/1/31	Baa3	1,050	961
			8,738
Paper & Forest Products - 0.1%
Container Corp. of America 9.75% 4/1/03	B2	1,680	1,722
Georgia-Pacific Group:
7.5% 5/15/06	Baa3	80	73
8.125% 5/15/11	Baa3	150	136
8.875% 5/15/31	Baa3	270	232
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Louisiana-Pacific Corp.:
8.5% 8/15/05	Ba1	$ 290	$ 284
10.875% 11/15/08	Ba2	200	197
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	Ba2	600	624
Potlatch Corp. 10% 7/15/11 (e)	Ba1	115	119
Stone Container Corp. 9.75% 2/1/11	B2	1,380	1,484
Tembec Industries, Inc. yankee 8.625% 6/30/09	Ba1	1,020	1,066
			5,937
TOTAL MATERIALS			28,631
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
American Cellular Corp. 9.5% 10/15/09	B2	430	404
AT&T Corp.:
6.5% 3/15/29	A3	5,130	4,504
8% 11/15/31 (e)	A3	2,600	2,686
BellSouth Corp. 5% 10/15/06	Aa3	6,385	6,374
British Telecommunications PLC:
8.375% 12/15/10	Baa1	3,100	3,462
8.875% 12/15/30	Baa1	4,900	5,767
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (e)	A2	12,400	13,535
8.125% 6/15/09 (e)	A2	5,000	5,414
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	2,640	1,795
Cincinnati Bell Telephone Co. 6.3% 12/1/28	Baa3	2,930	1,956
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,655	1,769
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	B1	2,160	2,349
Koninklijke KPN NV yankee 8% 10/1/10	Baa3	8,800	9,142
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	3,769	3,929
11.75% 7/15/07	B2	500	535
SBC Communications, Inc. 5.75% 5/2/06	Aa3	13,395	13,738
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,020	5,071
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	10,000	10,550
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa3	$ 9,000	$ 6,570
7.7% 7/20/29	Baa3	2,912	1,980
TELUS Corp. yankee 7.5% 6/1/07	Baa2	12,945	13,577
Tritel PCS, Inc. 10.375% 1/15/11	B3	1,885	2,130
Triton PCS, Inc.:
8.75% 11/15/11 (e)	B2	610	599
9.375% 2/1/11	B3	1,850	1,887
			119,723
Wireless Telecommunication Services - 0.3%
AirGate PCS, Inc. 0% 10/1/09 (c)	Caa1	2,000	1,380
Alamosa PCS Holdings, Inc. 0% 2/15/10 (c)	Caa1	460	260
American Tower Corp. 9.375% 2/1/09	B3	50	35
Dobson Communications Corp. 10.875% 7/1/10	B3	1,905	1,905
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,095	4,341
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	1,170	796
Nextel Communications, Inc.:
0% 10/31/07 (c)	B1	1,210	817
9.375% 11/15/09	B1	300	222
PanAmSat Corp.:
6% 1/15/03	Ba2	120	118
6.125% 1/15/05	Ba2	490	478
6.375% 1/15/08	Ba2	510	454
8.5% 2/1/12 (e)	Ba3	880	881
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	860	894
Rural Cellular Corp.:
9.625% 5/15/08	B3	550	512
9.75% 1/15/10 (e)	B3	1,220	1,147
VoiceStream Wireless Corp.:
0% 11/15/09 (c)	Baa1	407	358
10.375% 11/15/09	Baa1	2,511	2,900
			17,498
TOTAL TELECOMMUNICATION SERVICES			137,221
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.9%
Electric Utilities - 1.3%
AES Corp.:
8.375% 8/15/07	Ba2	$ 500	$ 400
8.75% 12/15/02	Ba1	320	317
9.375% 9/15/10	Ba1	1,085	933
Avon Energy Partners Holdings:
6.46% 3/4/08 (e)	Baa2	6,800	6,453
7.05% 12/11/07 (e)	Baa2	20,000	19,771
CMS Energy Corp.:
6.75% 1/15/04	Ba3	2,375	2,328
7.5% 1/15/09	Ba3	360	356
8.375% 7/1/03	Ba3	285	285
8.9% 7/15/08	Ba3	700	735
9.875% 10/15/07	Ba3	780	839
DR Investments UK PLC yankee 7.1% 5/15/02 (e)	A3	7,500	7,579
Edison Mission Energy:
7.73% 6/15/09	Baa3	550	506
10% 8/15/08	Baa3	1,150	1,167
FirstEnergy Corp.:
5.5% 11/15/06	Baa2	4,360	4,336
6.45% 11/15/11	Baa2	3,730	3,732
Hydro-Quebec 6.3% 5/11/11	A1	20,000	20,461
Illinois Power Co. 7.5% 6/15/09	Baa2	3,330	3,315
Israel Electric Corp. Ltd.:
7.75% 3/1/09 (e)	A3	1,000	1,035
7.75% 12/15/27 (e)	A3	8,735	7,954
Mission Energy Holding Co. 13.5% 7/15/08	Ba2	1,270	1,407
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	1,660	1,831
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	1,750	2,030
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	195	191
6.25% 3/1/04	B3	505	495
6.75% 10/1/23	B3	490	470
7.375% 11/1/05 (e)(j)	Caa2	910	996
7.875% 3/1/02	B3	35	34
8.25% 11/1/22	B3	920	888
Corporate Bonds - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co. 6.25% 6/15/03	B3	$ 30	$ 29
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,630	1,618
			92,491
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	1,550	1,604
El Paso Energy Corp. 7.75% 1/15/32	Baa2	2,940	2,912
KeySpan Corp.:
7.25% 11/15/05	A3	4,280	4,551
7.625% 11/15/10	A3	3,160	3,438
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	4,000	4,197
Sempra Energy 7.95% 3/1/10	A2	2,130	2,209
Southwest Gas Corp. 9.75% 6/15/02	Baa2	8,700	8,894
			27,805
Multi-Utilities - 0.2%
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	655	694
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	11,720	11,176
7.5% 1/15/31	Baa2	4,410	3,923
			15,793
TOTAL UTILITIES			136,089
TOTAL NONCONVERTIBLE BONDS			1,082,199
TOTAL CORPORATE BONDS (Cost $1,062,769)			1,083,722
U.S. Government and Government Agency Obligations - 9.0%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4% 11/17/06	Aaa	7,370	7,091
5.25% 6/15/06	Aaa	8,545	8,720
5.5% 5/2/06	Aa2	9,190	9,387
6% 1/18/12	Aaa	20,000	19,880
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.25% 2/1/11	Aa2	$ 3,840	$ 3,927
7.125% 6/15/10	Aaa	7,150	7,885
7.25% 1/15/10	Aaa	10,930	12,136
7.25% 5/15/30	Aaa	12,420	14,019
Federal Agricultural Mortgage Corp.:
7.01% 2/10/05	Aaa	1,530	1,653
7.04% 8/10/05	Aaa	2,400	2,604
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	4,574	4,220
Freddie Mac:
5.75% 3/15/09	Aaa	9,600	9,802
5.75% 1/15/12	Aaa	25,000	25,082
5.875% 3/21/11	Aa2	22,810	22,703
6.75% 3/15/31	Aaa	14,840	15,798
7% 3/15/10	Aaa	8,730	9,554
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Series T-3, 9.625% 5/15/02	Aaa	36	36
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	603	629
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			175,126
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
5.375% 2/15/31	Aaa	20,635	20,458
6.125% 8/15/29	Aaa	2,500	2,674
11.25% 2/15/15	Aaa	34,300	52,827
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	142,890	137,576
3.875% 6/30/03	Aaa	12,000	12,204
4.75% 11/15/08	Aaa	1,200	1,195
5% 8/15/11	Aaa	1,965	1,960
5.75% 11/15/05	Aaa	38,005	40,131
6.125% 8/15/07	Aaa	45,000	48,326
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	Aaa	$ 1,000	$ 1,100
7% 7/15/06	Aaa	124,396	137,555
TOTAL U.S. TREASURY OBLIGATIONS			456,006
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $623,619)			631,132
U.S. Government Agency - Mortgage Securities - 14.2%

Fannie Mae - 9.8%
5.5% 11/1/08 to 11/1/16	Aaa	16,117	16,079
6% 8/1/12 to 1/1/29	Aaa	44,117	43,662
6% 1/1/31 (h)	Aaa	67,067	66,124
6% 2/1/32 (h)	Aaa	62,350	61,239
6.5% 7/1/08 to 11/1/31	Aaa	328,219	330,662
6.5% 2/1/32 (h)	Aaa	53,250	53,500
6.5% 2/1/32 (h)	Aaa	18,000	18,084
6.5% 2/1/32 (h)	Aaa	1,000	1,005
6.5% 2/1/32 (h)	Aaa	25,000	25,117
7% 12/1/08 to 9/1/31	Aaa	31,140	31,954
7.5% 6/1/07 to 5/1/30	Aaa	28,205	29,453
8% 9/1/17 to 8/1/28	Aaa	6,218	6,583
TOTAL FANNIE MAE			683,462
Government National Mortgage Association - 4.4%
6.5% 3/15/26 to 1/15/30	Aaa	47,715	48,311
7% 8/15/25 to 12/15/31	Aaa	144,913	149,125
7% 1/1/31 (h)	Aaa	5,685	5,854
7% 1/1/32 (h)	Aaa	50,927	52,439
7% 2/1/32 (h)	Aaa	34,280	35,201
7.5% 1/15/26 to 9/15/28	Aaa	15,173	15,933
8% 1/15/17 to 8/15/25	Aaa	523	556
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
9% 11/15/14 to 1/15/23	Aaa	$ 212	$ 231
9.5% 11/15/20 to 3/15/23	Aaa	149	164
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			307,814
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $976,946)			991,276
Asset-Backed Securities - 0.7%

American Express Credit Account Master Trust:
2.17% 12/15/08 (f)	A1	5,200	5,172
6.1% 12/15/06	A1	4,200	4,390
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	A2	1,700	1,735
Discover Card Master Trust I 5.85% 11/16/04	A2	5,000	5,064
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	3,800	3,902
5.71% 9/15/05	A1	2,170	2,239
7.03% 11/15/03	Aaa	1,119	1,131
Honda Auto Receivables Owner Trust 5.09% 10/18/06	Aaa	3,825	3,906
Northwest Airlines pass thru certificates 9.179% 10/1/11	Ba2	206	190
Sears Credit Account Master Trust II:
2.11% 6/16/08 (f)	A1	6,300	6,264
6.75% 9/16/09	Aaa	7,895	8,406
7.5% 11/15/07	A2	6,100	6,478
TOTAL ASSET-BACKED SECURITIES (Cost $47,389)			48,877
Commercial Mortgage Securities - 0.6%

CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	5,000	5,458
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	4,190	4,226
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	Aa2	4,000	4,228
Class C1, 7.52% 5/15/06 (e)	A2	4,000	4,219
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (g)		Principal Amount (000s)	Value (Note 1) (000s)
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	$ 10,000	$ 10,550
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (f)	Baa3	5,000	4,720
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (e)	Aaa	9,000	9,249
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,122)			42,650
Foreign Government and Government Agency Obligations (i) - 0.4%

Chilean Republic 7.125% 1/11/12	Baa1	4,045	4,144
Ontario Province 6% 2/21/06	Aa3	5,600	5,850
Quebec Province:
yankee 7.125% 2/9/24	A1	680	731
7.5% 9/15/29	A1	7,880	8,906
United Mexican States:
7.5% 1/14/12	Baa3	3,200	3,152
8.5% 2/1/06	Baa3	5,000	5,400
9.875% 2/1/10	Baa3	2,500	2,794
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,050)			30,977
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 1.88% (b) (Cost $699,685)	699,684,859	699,685
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $6,906,011)		7,381,381
NET OTHER ASSETS - (5.4)%		(377,324)
NET ASSETS - 100%		$ 7,004,057
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $137,706,000 or 2.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(h) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the Sovereign credit of the issuing government.

(j) Non-income-producing-issuer filed for bankruptcy or is in default of interest payments.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	28.5%	AAA, AA, A	26.0%
Baa	5.9%	BBB	6.6%
Ba	1.7%	BB	1.8%
B	1.9%	B	2.0%
Caa	0.1%	CCC	0.1%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $4,618,093,000 and $4,433,703,000, respectively, of which long-term U.S. government and government agency obligations aggregated $2,726,178,000 and $2,743,085,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $128,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $19,540,000. The weighted average interest rate was 3.03%. At period end there were no bank borrowings outstanding.

Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $6,926,447,000. Net unrealized appreciation aggregated $454,934,000, of which $693,480,000 related to appreciated investment securities and $238,546,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $6,906,011) - See accompanying schedule		$ 7,381,381
Cash		56
Receivable for investments sold		87,101
Receivable for fund shares sold		7,240
Dividends receivable		3,594
Interest receivable		34,069
Other receivables		17
Total assets		7,513,458
Liabilities
Payable for investments purchased Regular delivery	$ 181,933
Delayed delivery	318,202
Payable for fund shares redeemed	5,546
Accrued management fee	2,488
Other payables and accrued expenses	1,232
Total liabilities		509,401
Net Assets		$ 7,004,057
Net Assets consist of:
Paid in capital		$ 6,748,065
Undistributed net investment income		16,309
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,689)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		475,372
Net Assets, for 471,681 shares outstanding		$ 7,004,057
Net Asset Value, offering price and redemption price per share ($7,004,057 ÷ 471,681 shares)		$14.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income Dividends		$ 30,249
Interest		90,307
Security lending		43
Total income		120,599
Expenses
Management fee	$ 14,520
Transfer agent fees	7,723
Accounting and security lending fees	390
Non-interested trustees' compensation	9
Custodian fees and expenses	111
Registration fees	54
Audit	31
Legal	20
Interest	10
Miscellaneous	211
Total expenses before reductions	23,079
Expense reductions	(666)	22,413
Net investment income		98,186
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(192,013)
Foreign currency transactions	1
Futures contracts	(3,385)	(195,397)
Change in net unrealized appreciation (depreciation) on:
Investment securities	11,180
Futures contracts	859
Delayed delivery commitments	1,344	13,383
Net gain (loss)		(182,014)
Net increase (decrease) in net assets resulting from operations		$ (83,828)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 98,186	$ 192,803
Net realized gain (loss)	(195,397)	146,462
Change in net unrealized appreciation (depreciation)	13,383	92,485
Net increase (decrease) in net assets resulting from operations	(83,828)	431,750
Distributions to shareholders From net investment income	(105,303)	(191,114)
From net realized gain	(76,507)	(188,462)
Total distributions	(181,810)	(379,576)
Share transactions Net proceeds from sales of shares	930,830	1,695,537
Reinvestment of distributions	177,984	371,542
Cost of shares redeemed	(705,807)	(1,066,654)
Net increase (decrease) in net assets resulting from share transactions	403,007	1,000,425
Total increase (decrease) in net assets	137,369	1,052,599
Net Assets
Beginning of period	6,866,688	5,814,089
End of period (including undistributed net investment income of $16,309 and $23,426, respectively)	$ 7,004,057	$ 6,866,688
Other Information Shares
Sold	63,158	110,693
Issued in reinvestment of distributions	12,233	24,254
Redeemed	(48,225)	(69,601)
Net increase (decrease)	27,166	65,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 15.33	$ 17.51	$ 16.66	$ 16.49	$ 12.90
Income from Investment Operations
Net investment income D	.21	.47	.46	.44	.48	.51
Net realized and unrealized gain (loss)	(.41)	.61	(.18)	2.09	1.67	3.73
Total from investment operations	(.20)	1.08	.28	2.53	2.15	4.24
Less Distributions
From net investment income	(.23)	(.47)	(.48)	(.40)	(.52)	(.65)
From net realized gain	(.17)	(.49)	(1.98)	(1.28)	(1.46)	-
Total distributions	(.40)	(.96)	(2.46)	(1.68)	(1.98)	(.65)
Net asset value, end of period	$ 14.85	$ 15.45	$ 15.33	$ 17.51	$ 16.66	$ 16.49
Total Return B, C	(1.23)%	7.23%	1.82%	17.48%	14.54%	33.82%
Ratios to Average Net Assets E
Expenses before expense reductions	.68% A	.67%	.67%	.68%	.70%	.75%
Expenses net of voluntary waivers, if any	.68% A	.67%	.67%	.68%	.70%	.75%
Expenses net of all reductions	.66% A	.64%	.63%	.65%	.67%	.74%
Net investment income	2.90% A	3.05%	2.98%	2.67%	2.97%	3.58%
Supplemental Data
Net assets, end of period (in millions)	$ 7,004	$ 6,867	$ 5,814	$ 5,941	$ 4,963	$ 4,173
Portfolio turnover rate	136% A	115%	139%	157%	135%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,211,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on August 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,998,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $492,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $28,000 and $146,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
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Overnight Express
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Hebron, KY 41048

Selling shares

Fidelity Investments
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Dallas, TX 75266-0602

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Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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Money Management, Inc.

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
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Fidelity®

Low-Priced Stock

Fund

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Low-Priced Stock	9.35%	20.70%	102.53%	385.31%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	6.07%	17.08%	96.45%	370.75%
Russell 2000 ®	0.35%	-3.60%	39.43%	172.06%
Small Cap Funds Average	-1.80%	-6.32%	50.10%	194.07%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 ® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,037 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Low-Priced Stock	20.70%	15.16%	17.11%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	17.08%	14.46%	16.76%
Russell 2000	-3.60%	6.87%	10.53%
Small Cap Funds Average	-6.32%	7.88%	10.98%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Low-Priced Stock Fund on January 31, 1992, and the current 3.00% sales charge was paid. As the chart shows, by January 31, 2002, the value of the investment would have grown to $47,075 - a 370.75% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $27,206 - a 172.06% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Lipper SM small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of January 31, 2002, the six month, one year, five year, and 10 year cumulative total returns for the small-cap value funds average were 3.18%, 11.49%, 66.65%, and 243.77%, respectively. The one year, five year, and 10 year average annual total returns were 11.49%, 10.48%, and 12.79%, respectively. The six month, one year, five year, and 10 year cumulative total returns for the small-cap supergroup average were -0.66%, -2.88%, 57.26%, and 205.46%, respectively. The one year, five year, and 10 year average annual total returns were -2.88%, 8.86%, and 11.44%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Adding to the markets' malaise was the sudden stock collapse of energy firm Enron, which was forced into bankruptcy after its accounting practices were called into question. Furthermore, few fourth-quarter corporate earnings reports convinced investors that the near-term outlook for the economy and corporate earnings was any brighter. As a result, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index.

(Portfolio Manager photograph)
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund

Q. How did the fund perform, Joel?

A. The fund continued to perform well. For the six months that ended January 31, 2002, the fund returned 9.35%. This topped the Russell 2000 Index, which returned 0.35% during the period, as well as the small cap funds average, which returned -1.80% according to Lipper Inc. For the 12 months that ended January 31, 2002, the fund returned 20.70%, while the index and peer group average returned -3.60% and -6.32%, respectively.

Q. What factors helped the fund during the six-month period?

A. The overriding factor was that the fund was positioned well to handle the adversity we faced during the period. I was emphasizing stocks that I felt could grow during a recession well before the period began - including companies in areas such as small-ticket consumer goods, moderately priced restaurants and companies with recurring revenue streams. This defensive approach helped the fund perform well, particularly during the uncertainty that followed the September 11 attacks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. On average, consumer stocks represented just over 31% of the fund's investments during the period. Why did you like this group and how did these stocks perform?

A. With the economy and equity markets in a tailspin - and unemployment rates up sharply - consumers wanted good values in return for their spending money. With that in mind, I focused on stocks such as Ross Stores, a leading off-price retailer of brand-name clothing, and Outback, a mid-priced casual restaurant chain. Both stocks generated positive returns. Auto-repair retailer AutoZone also fared well, as more people opted to drive during the period - due to flying concerns - and do-it-yourself repairs became more popular in light of the difficult economy.

Q. The fund also benefited from good stock picking within the technology sector. What was your strategy and where did you find opportunities?

A. I pursued a couple of themes in technology, one of which was the trend toward outsourcing. Companies such as Affiliated Computer and Computer Sciences - which help other companies manage their information technology efforts - performed well during the period. I also liked technology distributors, particularly since there was no discernible buying pattern among technology consumers during the period. The fund's exposure to diversified distributors such as Tech Data and CDW Computer allowed the fund to benefit from broader buying behaviors.

Q. The fund's finance investments were a weak link during the period. Why did this group falter?

A. Most of the fund's finance positions reflected my approach of looking for low credit-risk profiles. Unfortunately, I did own several higher credit-risk banks that suffered from bad loans. The most extreme example was the fund's stake in Hamilton Bank, which was hit hard during the period by its loan exposure to the troubled Latin American region. Several of the fund's insurance stocks - including Trenwick Group - also disappointed, as rising damage claims from September 11 prompted firms to curtail new business activity.

Q. Which individual stocks performed well? Which ones proved disappointing?

A. The fund's best stock during the period was homebuilder D.R. Horton, which continued to prosper from strong home prices and sales in areas such as Texas and Southern California. In terms of disappointments, health-care services companies RehabCare Group and HealthSouth declined due to government reimbursement concerns, and because of the market's rotation away from defensive stocks.

Q. What's your outlook, Joel?

A. I anticipate a market recovery at some point in 2002. We experienced several interest rate cuts during the period, had a modest tax cut and the war in Afghanistan has gone well - all of which may lead to increased investor confidence. To that end, I have been trying to steer the fund toward companies that I feel can rebound quicker coming out of a recession. At the end of January, approximately 25% of the fund's investments represented this shift.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by investing mainly in low-priced common stocks ($35 or less at time of purchase)

Fund number: 316

Trading symbol: FLPSX

Start date: December 27, 1989

Size: as of January 31, 2002, more than $13.5 billion

Manager: Joel Tillinghast, since 1989; analyst for natural gas, personal care products, appliance and tobacco industries, 1986-1989; joined Fidelity in 1986

3

Joel Tillinghast on researching small-company stocks during uncertain times:

"With everything that happened during the period - the slowdown in the economy, the terrorist attacks and the collapse of Enron - investors today are understandably more cautious about what they're investing in. Myself included.

"During the Internet mania period of 1998 and 1999, investors focused more on the potential of businesses, oftentimes without considering the current state of that business. The result of Enron and some of the other challenges we faced during this particular period has been an increased focus on current accountability.

"As the manager of a fund with more than $13 billion in assets, I take the issue of accountability very seriously. When I'm looking at a potential investment, for example, I want to see the company's cash-flow statement, so I can determine whether the company is producing cash from operations. I also want to ensure that the company is generating enough revenue to grow its business at the rate it is projecting to grow. A company also has to get good returns on its assets, and - from my perspective - those assets need to be easily identifiable and understood. These are just a few of the measurements I use to evaluate a company's growth potential."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
CVS Corp.	2.6	0.0
D.R. Horton, Inc.	1.7	1.5
Outback Steakhouse, Inc.	1.3	1.2
The PMI Group, Inc.	1.1	0.8
Applebee's International, Inc.	1.0	1.1
Computer Associates International, Inc.	1.0	0.0
Computer Sciences Corp.	1.0	1.1
Ross Stores, Inc.	1.0	0.8
Jones Apparel Group, Inc.	0.8	0.0
CDW Computer Centers, Inc.	0.8	0.8
	12.3
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.9	24.0
Financials	13.2	13.9
Information Technology	13.0	10.6
Industrials	10.7	11.4
Health Care	7.4	8.1
Asset Allocation (% of fund's net assets)
As of January 31, 2002 *		As of July 31, 2001 **
	Stocks 82.4%		Stocks 80.4%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 17.0%		Short-Term Investments and Net Other Assets 19.1%
* Foreign investments	12.6%	** Foreign investments	13.6%

Semiannual Report

Investments January 31, 2002

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 24.9%
Auto Components - 1.3%
ArvinMeritor, Inc. (c)	4,575,000	$ 110,029
Dana Corp.	150,000	2,192
FCC Co. Ltd.	75,000	707
Federal Screw Works (c)	136,000	4,831
Fuji Oozx, Inc.	200,000	282
Koito Industries Ltd.	1,000,000	2,041
Murakami Corp. (c)	800,000	2,909
Owari Precise Products Co. Ltd.	350,000	494
Piolax, Inc. (c)	800,000	4,192
Raytech Corp. (a)	324,600	1,266
Spartan Motors, Inc.	435,500	3,266
Stoneridge, Inc. (a)(c)	2,190,700	16,649
Strattec Security Corp. (a)(c)	528,700	19,546
Tachi-S Co. Ltd.	1,100,000	4,254
Tochigi Fuji Industrial Co. Ltd.	600,000	859
Transpro, Inc. (a)(c)	660,925	2,247
		175,764
Distributors - 0.4%
Advanced Marketing Services, Inc. (c)	1,830,000	39,162
Brammer PLC	200,000	607
Goodfellow, Inc. (c)	418,000	2,435
Quicks Group PLC (c)	4,651,825	5,179
Richelieu Hardware Ltd. (a)	171,900	1,272
Uni-Select, Inc.	554,100	6,002
		54,657
Hotels, Restaurants & Leisure - 4.9%
Applebee's International, Inc. (c)	3,691,200	138,974
ARK Restaurants Corp. (a)(c)	221,300	1,514
Ask Central PLC	1,126,000	3,067
Benihana, Inc. (a)(c)	348,200	5,571
Benihana, Inc. Class A (a)(c)	289,300	4,745
CEC Entertainment, Inc. (a)	250,000	11,238
Elxsi Corp. (a)	181,600	1,360
Enterprise Inns PLC	350,832	3,243
Flanigan's Enterprises, Inc. (c)	195,000	1,180
Gresham Hotel Group PLC	1,901,607	1,154
Groupe Partouche	10,100	564
Hanover International PLC	789,247	1,036
Holidaybreak PLC	225,000	1,461
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
IHOP Corp. (a)(c)	2,000,800	$ 57,523
ITE Group PLC	1,000,000	409
Jack in the Box, Inc. (a)	1,149,900	32,197
Jurys Doyle Hotel Group PLC (Ireland)	350,000	2,854
Lakes Gaming, Inc. (a)(c)	1,051,600	7,729
Morton's Restaurant Group, Inc. (a)(c)	360,000	3,222
MTR Gaming Group, Inc. (a)	431,100	7,135
Outback Steakhouse, Inc. (a)(c)	4,800,000	178,080
Papa John's International, Inc. (a)(c)	2,269,600	64,343
Pizzaexpress PLC	50,000	627
Ryan's Family Steak Houses, Inc. (a)	783,300	16,943
Shingakukai Co. Ltd.	200,000	542
ShoLodge, Inc. (a)(c)	401,200	2,367
Sonic Corp. (a)(c)	2,875,000	109,250
Sportscene Restaurants, Inc. Class A (c)	133,300	462
Steak n Shake Co. (a)	827,500	10,749
Sydney Aquarium Ltd.	100,000	193
		669,732
Household Durables - 4.8%
Abbey PLC (c)	3,250,000	10,740
Airsprung Furniture Group PLC	950,000	1,006
Barratt Developments PLC	2,600,000	15,228
Blyth, Inc.	1,550,900	32,864
Boston Acoustics, Inc.	173,200	1,645
Bush Industries, Inc. Class A (c)	892,500	9,889
Chromcraft Revington, Inc. (a)(c)	932,400	10,303
Clayton Homes, Inc.	2,300,800	38,653
Cobra Electronics Corp. (a)(c)	616,600	4,335
Crossmann Communities, Inc. (c)	1,145,000	50,517
D.R. Horton, Inc. (c)	6,100,000	228,384
Department 56, Inc. (a)	137,400	1,360
Dominion Homes, Inc. (a)(c)	615,300	11,906
Ekornes AS	50,000	455
Fleetwood Enterprises, Inc.	100,000	1,100
Helen of Troy Corp. (a)(c)	2,807,900	41,838
Kaneshita Construction Co. Ltd.	400,000	1,288
M/I Schottenstein Homes, Inc. (c)	880,000	50,600
Media Arts Group, Inc. (a)(c)	883,900	2,643
Meritage Corp. (a)	220,000	12,617
Mohawk Industries, Inc. (a)	240,000	13,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Nakayamafuku Co. Ltd.	50,000	$ 119
National R.V. Holdings, Inc. (a)(c)	935,800	9,311
Newmark Homes Corp.	82,472	1,295
Oakwood Homes Corp. (a)(c)	953,100	5,957
Oriole Homes Corp. Class B (a)	56,600	102
P&F Industries, Inc. Class A (a)(c)	359,300	2,479
Persimmon PLC	1,200,000	6,567
Shermag, Inc. (a)	588,000	3,722
Southern Energy Homes, Inc. (a)(c)	1,425,100	3,206
Standard Pacific Corp.	1,235,000	32,567
Stanley Furniture Co., Inc. (a)(c)	675,000	17,888
The Rottlund Co., Inc. (a)	170,600	1,552
The Rowe Companies	254,600	942
Toso Co. Ltd.	400,000	861
William Lyon Homes, Inc. (a)(c)	1,057,000	22,356
		649,485
Internet & Catalog Retail - 0.9%
Blair Corp. (c)	800,700	15,053
Coldwater Creek, Inc. (a)(c)	824,900	13,518
Insight Enterprises, Inc. (a)(c)	3,685,600	90,260
Kleeneze PLC	1,750,000	3,260
		122,091
Leisure Equipment & Products - 0.2%
Anthony & Sylvan Pools Corp.	181,351	1,279
Brunswick Corp.	60,100	1,478
Gametech International, Inc. (a)	407,900	1,754
Johnson Outdoors, Inc. Class A (a)	127,400	1,068
K2, Inc. (a)	494,400	3,461
Marine Products Corp. (c)	1,695,840	10,260
SCP Pool Corp. (a)	171,300	4,861
Zapf Creation AG	20,000	397
		24,558
Media - 1.0%
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	200,000	2,018
Austereo Group Ltd.	4,000,000	4,512
CanWest Global Communications Corp. (sub. vtg.)	918,006	6,880
Chubu-Nippon Broadcasting Co. Ltd.	75,000	479
COMTEX News Network, Inc. (a)	124,000	57
Cordiant Communications Group PLC	1,100,000	1,242
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Cordiant Communications Group PLC sponsored ADR	809,400	$ 4,614
Corus Entertainment, Inc. Class B (a)	25,000	559
Grupo Radio Centro SA de CV sponsored ADR	655,600	3,927
Independent News & Media PLC (Ireland)	100,000	167
Informa Group PLC	726,300	2,419
Johnston Press PLC	3,000,000	14,395
Opinion Research Corp. (a)	79,601	446
P4 Radio Hele Norge ASA	450,000	986
Persona, Inc. (a)(c)	924,400	6,550
R.H. Donnelley Corp. (a)	1,111,500	30,800
Roto Smeets de Boer NV	165,000	3,626
Sanoma-WSOY Oyj (B Shares)	306,440	3,072
SMG PLC	550,000	947
Source Information Management Co. (a)(c)	1,260,900	6,683
Southern Cross Broadcasting Australia Ltd.	820,130	4,868
Trinity Mirror PLC	750,000	4,432
TV Azteca SA de CV sponsored ADR	1,493,300	11,782
TVA Group, Inc. Class B	1,389,700	9,978
VLT AB (B Shares)	216,000	1,730
Wegener NV	300,000	2,215
Wolters Kluwer NV (Certificaten Van Aandelen)	10,000	207
		129,591
Multiline Retail - 0.8%
Arnotts PLC	100,387	638
BJ's Wholesale Club, Inc. (a)	1,550,000	73,703
Daiwa Co. Ltd.	300,000	412
Merchant Retail Group PLC	200,000	334
Ministop Co. Ltd.	50,000	621
ShopKo Stores, Inc. (a)(c)	2,723,600	33,119
T.J. Hughes PLC	250,000	415
		109,242
Specialty Retail - 7.3%
Aaron Rents, Inc.	730,700	13,043
Aaron Rents, Inc. Class A	126,500	2,024
Abercrombie & Fitch Co. Class A (a)	200,000	5,310
American Eagle Outfitters, Inc. (a)	1,025,000	26,076
AutoZone, Inc. (a)	1,500,000	101,475
BMTC Group, Inc. Class A (sub. vtg.) (c)	800,000	8,812
Brookstone Co., Inc. (a)(c)	836,600	9,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cato Corp. Class A (c)	1,297,300	$ 27,684
CDW Computer Centers, Inc. (a)	2,000,000	110,760
Charlotte Russe Holding, Inc. (a)	205,800	3,706
Chico's FAS, Inc. (a)	175,000	5,241
Christopher & Banks Corp. (a)	100,000	3,270
Claire's Stores, Inc.	1,053,800	19,748
Cole National Corp. Class A (a)(c)	1,099,900	16,389
Daiwa Logistics Co. Ltd.	300,000	946
Esprit Holdings Ltd.	150,000	194
Finish Line, Inc. Class A (a)(c)	1,613,000	24,034
Finlay Enterprises, Inc. (a)(c)	1,042,700	10,427
Footstar, Inc. (a)(c)	1,807,400	43,757
French Connection Group PLC	100,000	1,104
Friedmans, Inc. Class A (c)	1,343,700	13,034
Goody's Family Clothing, Inc. (a)	217,500	933
GTSI Corp. (a)(c)	790,300	6,528
Guitar Center, Inc. (a)(c)	1,146,800	17,947
Heiton Group PLC	754,909	1,963
Hibbett Sporting Goods, Inc. (a)(c)	656,200	19,942
Homestyle Group PLC	400,000	1,891
Hot Topic, Inc. (a)	300,000	10,056
Hughes Supply, Inc.	206,000	6,271
Intimate Brands, Inc. Class A	900,000	16,425
Jo-Ann Stores, Inc.:
Class A (a)	482,800	5,166
Class B (non-vtg.) (a)	1,093,100	9,947
Keiiyu Co. Ltd.	100,000	609
La Senza Corp.	138,000	856
Le Chateau, Inc. Class A (sub. vtg.) (c)	192,900	692
Lithia Motors, Inc. Class A (a)(c)	505,900	9,921
Mark's Work Warehouse Ltd. (a)	556,300	1,440
Monro Muffler Brake, Inc. (a)(c)	816,800	13,028
New Look Group PLC	200,000	471
New Look Group PLC (d)	950,000	2,239
O'Reilly Automotive, Inc. (a)	250,000	8,273
One Price Clothing Stores, Inc. (a)(c)	293,986	691
Pacific Sunwear of California, Inc. (a)	1,450,200	33,326
Partridge Fine Arts PLC	100,000	85
Pier 1 Imports, Inc.	2,000,000	37,780
Pomeroy Computer Resources, Inc. (a)(c)	1,257,700	16,966
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rainbow Rentals, Inc. (a)	34,000	$ 237
Regis Corp.	188,600	5,005
Rex Stores Corp. (a)(c)	977,450	28,786
Ross Stores, Inc.	3,645,000	132,423
ScS Upholstery PLC	75,000	256
Shirmax Fashions Ltd.	513,600	1,420
Software Spectrum, Inc. (a)(c)	276,004	5,216
TBC Corp. (a)(c)	2,089,600	24,678
The Buckle, Inc. (a)	68,200	1,359
The Childrens Place Retail Stores, Inc. (a)	933,000	30,518
The Men's Wearhouse, Inc. (a)(c)	3,085,000	68,610
United Retail Group, Inc. (a)(c)	883,100	6,226
Whitehall Jewellers, Inc. (a)	142,200	2,218
Wilsons Leather Experts, Inc. (a)	557,100	7,521
		984,448
Textiles & Apparel - 3.3%
Cherokee, Inc. (a)(c)	763,800	10,762
Cutter & Buck, Inc. (a)	88,000	572
Danier Leather, Inc. (a)(c)	405,200	3,675
Decorator Industries, Inc. (c)	279,715	1,287
Delta Apparel, Inc. (a)(c)	191,200	3,900
Fossil, Inc. (a)(c)	2,771,700	64,913
Gildan Activewear, Inc. Class A (sub. vtg.) (a)(c)	2,059,600	31,903
Hampshire Group Ltd. (a)(c)	464,200	6,737
Hugo Boss AG	25,000	504
Impact 21 Co. Ltd.	100,000	970
JLM Couture, Inc. (a)(c)	197,100	453
Jones Apparel Group, Inc. (a)	3,390,000	112,446
Kenneth Cole Productions, Inc. Class A (a)(c)	1,145,500	19,611
Movado Group, Inc. (c)	975,900	17,273
Nagahori Corp.	200,000	303
Nautica Enterprises, Inc. (a)(c)	3,600,000	50,400
Novel Denim Holdings Ltd. (a)(c)	943,800	9,532
Perry Ellis International, Inc. (a)(c)	672,400	5,043
Polo Ralph Lauren Corp. Class A (a)	100,000	2,762
Quaker Fabric Corp. (a)	503,400	4,626
Quiksilver, Inc. (a)(c)	1,862,300	34,192
Tandy Brands Accessories, Inc. (a)(c)	548,900	4,940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Tommy Hilfiger Corp. (a)(c)	4,750,000	$ 61,703
Yue Yuen Industrial Holdings Ltd.	300,000	692
		449,199
TOTAL CONSUMER DISCRETIONARY		3,368,767
CONSUMER STAPLES - 6.3%
Beverages - 0.3%
Constellation Brands, Inc. Class A (a)	600,000	28,722
Hansen Natural Corp. (a)	220,985	919
Mikuni Coca-Cola Bottling Co.	25,000	184
National Beverage Corp. (a)	732,700	9,305
Shikoku Coca-Cola Bottling Co. Ltd.	200,000	1,513
Wolverhampton & Dudley Breweries PLC	21,186	183
		40,826
Food & Drug Retailing - 3.6%
CVS Corp.	13,000,000	353,605
Fleming Companies, Inc.	100,000	2,052
Fresh Brands, Inc. (c)	388,100	7,180
Jean Coutu Group, Inc. Class A	1,693,400	34,395
Metro, Inc. Class A (sub. vtg.) (c)	3,207,000	84,810
Shoei Foods Corp.	250,000	820
Somerfield PLC (a)	1,700,000	2,429
Village Super Market, Inc. Class A (a)	47,600	1,261
Yaoko Co. Ltd.	10,000	113
		486,665
Food Products - 0.7%
American Italian Pasta Co. Class A (a)	221,000	9,061
Cagle's, Inc. Class A (a)(c)	474,700	3,394
Dean Foods Co. (a)	100,000	6,540
Greggs PLC	25,000	1,140
IAWS Group PLC:
(Ireland)	1,450,000	10,206
(United Kingdom) (Reg.)	500,000	3,493
Kerry Group PLC Class A	700,000	9,163
McCormick & Co., Inc. (non-vtg.)	50,000	2,210
Monterey Pasta Co. (a)	597,500	4,414
Riviana Foods, Inc. (c)	892,636	17,701
Suprema Specialties, Inc. (a)(c)	804,800	6,978
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Sylvan, Inc. (a)(c)	386,300	$ 4,423
Zapata Corp. (a)(c)	173,800	5,084
		83,807
Personal Products - 0.7%
Alberto-Culver Co. Class A	143,300	5,805
DSG International Ltd. (a)(c)	512,500	1,748
Herbalife International, Inc.:
Class A (c)	1,037,500	15,822
Class B (non-vtg.)	2,010,500	28,408
IWP International PLC:
(Dublin) (Reg.)	250,000	440
(United Kingdom) (Reg.)	700,000	1,185
Nature's Sunshine Products, Inc. (c)	1,627,300	21,399
Steiner Leisure Ltd. (a)(c)	1,010,000	20,170
The Stephan Co. (c)	453,500	1,383
		96,360
Tobacco - 1.0%
DIMON, Inc.	1,982,700	15,267
Gallaher Group PLC sponsored ADR	1,528,500	42,034
Loews Corp. - Carolina Group	84,300	2,360
RJ Reynolds Tobacco Holdings, Inc.	890,000	53,178
Standard Commercial Corp. (c)	1,280,700	23,437
		136,276
TOTAL CONSUMER STAPLES		843,934
ENERGY - 3.2%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	6,880
Australian Oil & Gas Corp. Ltd. (c)	3,470,021	2,733
Collicutt Hanover Services Ltd. (a)	217,300	807
Enserco Energy Service Co., Inc. (a)	620,900	5,084
Ensign Resource Service Group, Inc.	983,200	7,895
EnSource Energy Services, Inc. (a)	76,000	184
Foremost Industries Income Fund (trust unit) (c)	543,500	1,164
Fugro NV	345,000	16,346
GlobalSantaFe Corp.	800,000	22,720
Gulf Island Fabrication, Inc. (a)	288,300	3,307
Lufkin Industries, Inc. (c)	621,400	15,349
NQL Drilling Tools, Inc. (a)	702,100	3,648
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Offshore Logistics, Inc. (a)(c)	1,102,000	$ 18,315
Oil States International, Inc.	1,026,700	7,700
Pason Systems, Inc. (a)	722,600	4,255
Pe Ben Oilfield Services Ltd. (a)(c)	336,150	730
Peak Energy Services Ltd. (a)	1,350,900	1,957
Petroleum Helicopters, Inc. (a)(c)	218,200	4,582
Petroleum Helicopters, Inc. (non-vtg.) (a)	300,000	6,045
RPC, Inc. (c)	2,830,800	39,914
Ryan Energy Technologies, Inc. (a)	625,000	634
Superior Energy Services, Inc. (a)	3,100,900	28,528
Technip-Coflexip SA	50,000	5,983
Technip-Coflexip SA sponsored ADR (a)	483,000	14,973
Total Energy Services Ltd. (a)(c)	1,303,900	1,314
Trican Well Service Ltd. (a)	60,300	499
UNIFAB International, Inc. (a)	323,700	113
Wenzel Downhole Tools Ltd. (a)	796,400	401
		222,060
Oil & Gas - 1.6%
Adams Resources & Energy, Inc. (c)	421,800	3,311
Castle Energy Corp. (c)	1,167,000	7,230
Compton Petroleum Corp. (a)	1,375,000	3,100
Denbury Resources, Inc. (a)	345,600	2,177
Dorchester Hugoton Ltd. (depositary unit)	493,800	6,805
Giant Industries, Inc. (a)(c)	901,600	8,322
Holly Corp. (c)	1,525,000	31,110
Howell Corp. (c)	535,260	6,289
KCS Energy, Inc. (a)(c)	3,419,400	6,976
Marathon Oil Corp.	2,250,000	63,113
Markwest Hydrocarbon, Inc. (a)(c)	731,800	5,159
Maynard Oil Co. (a)(c)	488,000	9,468
Nissin Shoji Co. Ltd.	250,000	776
Novus Petroleum Ltd. (a)(c)	14,200,000	14,359
Petroleum Development Corp. (a)(c)	1,624,500	9,909
Prize Energy Corp. (a)(c)	818,000	17,587
ProSafe ASA (a)	350,000	4,677
Summit Resources Ltd. (a)	170,800	506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Swift Energy Co. (a)	800,000	$ 14,200
Upton Resources, Inc. (a)	390,000	727
		215,801
TOTAL ENERGY		437,861
FINANCIALS - 13.2%
Banks - 5.3%
1st Source Corp.	123,700	2,598
American Financial Holdings, Inc.	136,052	3,510
Anglo Irish Bank Corp. PLC	3,050,360	11,989
Bank of Ireland	2,000,001	18,798
Bank of the Ozarks, Inc. (c)	377,200	10,022
Berkshire Hills Bancorp, Inc.	431,900	9,156
BOK Financial Corp.	620,800	19,481
California First National Bancorp (c)	602,900	6,933
Canadian Western Bank (c)	1,000,300	18,270
Cascade Bancorp	186,460	3,067
Cathay Bancorp, Inc. (c)	556,100	34,539
Centennial Bancorp	510,579	4,304
City National Corp.	600,000	29,592
Coastal Financial Corp.	184,300	1,732
DnB Holding ASA	5,730,095	25,735
DnB Holding ASA (d)	900,000	4,042
East West Bancorp, Inc.	152,400	3,993
Fidelity Bancorp, Inc., Pennsylvania	44,000	749
First BanCorp Puerto Rico (c)	2,637,000	76,473
First Mutual Bancshares, Inc. (c)	240,600	3,190
Gjensidige NOR Sparebank (primary shares certificates)	1,250,000	38,066
Great Southern Bancorp, Inc.	115,900	3,361
Hanmi Financial Corp. (c)	1,253,500	19,805
Harleysville National Corp.	76,850	1,787
Hawthorne Financial Corp. (a)(c)	519,300	11,269
HMN Financial, Inc.	19,500	301
Independence Federal Savings Bank (c)	120,700	1,116
International Bancshares Corp.	175,125	7,706
Irwin Financial Corp.	332,500	5,320
Jyske Bank AS (Reg.) (a)(c)	2,150,000	41,931
Laurentian Bank of Canada	1,091,140	24,835
Local Financial Corp. (a)	545,100	7,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
London Forfaiting Co. PLC (a)	650,000	$ 105
Mississippi Valley Bancshares, Inc.	3,000	117
National Bank of Canada	1,550,000	29,286
Nordlandsbanken AS (c)	417,000	10,506
Nordvestbank (Reg.)	12,000	979
North Central Bancshares, Inc. (c)	170,400	3,681
OKO Bank (A Shares)	900,000	11,657
Pacific Union Bank (c)	540,850	5,517
Parkvale Financial Corp. (c)	292,300	6,454
Popular, Inc.	859,600	24,232
Ringerikes Sparebank (c)	30,950	485
Ringkjoebing Bank (c)	31,730	3,030
S.Y. Bancorp, Inc.	240,300	7,834
SouthTrust Corp.	3,125,000	77,000
Sparebanken More (primary shares certificates)	50,084	1,201
Sparebanken Rana (c)	43,250	559
Sparebanken Rogaland (capital certificates)	50,000	1,424
Sterling Bancorp (c)	959,640	27,014
Summit Bancshares, Inc.	8,000	146
Surrey Metro Savings Credit Union (non-vtg.)	565,000	6,619
Sydbank AS	315,000	16,844
Texas Regional Bancshares, Inc. Class A	172,300	6,728
W Holding Co., Inc.	1,004,600	15,551
Yardville National Bancorp (c)	743,500	9,442
		717,576
Diversified Financials - 1.3%
ACE Cash Express, Inc. (a)(c)	862,200	8,406
Aeon Credit Service (Asia) Co. Ltd.	11,880,000	4,684
Amagerbanken AS	30,000	1,528
Amtsspar Fyn Holding AS	35,000	1,888
Daiko Shoken Business Co. Ltd.	100,000	240
Doral Financial Corp. (c)	2,918,500	103,315
Globaly Corp. (a)	110,400	1,359
Home Capital Group, Inc. Class B (sub. vtg.) (c)	1,034,600	8,634
HPSC, Inc. (a)	168,800	1,180
Ichiyoshi Securities Co. Ltd.	100,000	250
JCG Holdings Ltd.	30,000,000	18,848
MFC Bancorp Ltd. (a)(c)	763,800	7,827
Norvestia Oyj (B Shares)	240,000	2,966
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Principal Financial Group, Inc.	300,000	$ 7,635
Takefuji Corp.	100,000	5,893
		174,653
Insurance - 6.1%
American Physicians Capital, Inc. (a)(c)	779,900	16,503
AmerUs Group Co.	222,000	7,970
Clark/Bardes, Inc. (a)	200,000	5,054
Commerce Group, Inc.	587,500	20,328
Cotton States Life Insurance Co. (c)	612,500	6,125
Financial Industries Corp. (c)	1,307,020	17,514
FPIC Insurance Group, Inc. (a)(c)	473,500	6,894
Fremont General Corp.	810,700	5,188
Independence Holding Co.	100,052	1,751
IPC Holdings Ltd. (c)	3,260,000	93,692
MEEMIC Holdings, Inc. (a)	207,500	4,646
MetLife, Inc.	2,000,000	60,760
MIIX Group, Inc. (c)	1,057,200	13,426
Mutual Risk Management Ltd. (c)	2,359,000	12,786
National Western Life Insurance Co. Class A (a)(c)	209,200	22,008
Nymagic, Inc.	235,600	4,243
PAULA Financial (a)(c)	596,500	746
Philadelphia Consolidated Holding Corp. (a)(c)	1,299,800	54,163
Protective Life Corp.	2,146,600	61,822
PXRE Group Ltd. (c)	1,189,000	20,213
Radian Group, Inc.	1,250,000	56,125
RenaissanceRe Holdings Ltd.	1,000,000	97,250
Stirling Cooke Brown Holdings Ltd. (c)	946,200	530
The PMI Group, Inc.	2,100,000	148,155
Trenwick Group Ltd. (c)	3,673,000	33,975
Triad Guaranty, Inc. (a)(c)	700,000	27,790
UICI (a)	2,135,300	27,545
		827,202
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	200,000	8,720
Corrections Corp. of America (a)	140,700	2,533
Duke Realty Corp.	900,000	20,925
La Quinta Corp. unit (a)	4,010,000	28,872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Nagawa Co. Ltd. (c)	875,000	$ 2,922
Orleans Homebuilders, Inc. (a)	250,600	1,654
		65,626
TOTAL FINANCIALS		1,785,057
HEALTH CARE - 7.4%
Biotechnology - 0.1%
Embrex, Inc. (a)(c)	783,900	14,463
Health Care Equipment & Supplies - 3.3%
Biomet, Inc.	3,100,000	100,099
Datascope Corp.	208,000	6,633
Del Global Technologies Corp. (a)(c)	786,100	3,066
DENTSPLY International, Inc.	150,000	7,418
Elscint Ltd. (a)(c)	1,469,800	7,981
Exactech, Inc. (a)(c)	513,800	8,555
Guidant Corp. (a)	1,000,000	48,050
ICU Medical, Inc. (a)(c)	805,000	37,231
Invacare Corp. (c)	1,969,100	66,654
Kensey Nash Corp. (a)	385,000	7,496
Medstone International, Inc. (a)(c)	561,200	2,497
Mentor Corp.	70,000	2,292
Meridian Bioscience, Inc.	91,300	623
Mesa Laboratories, Inc. (a)(c)	313,100	2,035
Moulin International Holding Ltd.	16,998,835	1,330
Nakanishi, Inc.	75,000	1,570
Ocular Sciences, Inc. (a)(c)	2,337,400	60,632
Orthofix International NV (a)(c)	983,447	33,438
Osteotech, Inc. (a)(c)	1,407,700	12,106
Shofu, Inc.	10,000	50
Sulzer Medica AG sponsored ADR	1,000,400	5,492
Theragenics Corp. (a)(c)	2,215,900	19,589
Utah Medical Products, Inc. (a)(c)	758,800	11,458
Young Innovations, Inc. (a)	84,600	2,242
		448,537
Health Care Providers & Services - 3.6%
Allou Health & Beauty Care, Inc. Class A (a)	132,900	952
AMERIGROUP Corp.	560,100	12,697
Canadian Medical Laboratories Ltd. (a)	522,500	7,602
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Corvel Corp. (a)(c)	1,125,000	$ 36,000
First Health Group Corp. (a)	200,000	5,080
Health Management Associates, Inc. Class A (a)	2,000,000	38,860
HealthSouth Corp. (a)	4,850,000	56,745
Hokuyaku, Inc.	250,000	779
Horizon Health Corp. (a)(c)	674,400	9,866
Lincare Holdings, Inc. (a)	600,000	15,948
National Dentex Corp. (a)(c)	314,700	8,654
National Healthcare Corp. (a)(c)	908,200	15,439
PacifiCare Health Systems, Inc. (a)(c)	3,415,000	64,202
RehabCare Group, Inc. (a)(c)	1,732,100	39,873
Renal Care Group, Inc. (a)(c)	2,535,700	78,429
Res-Care, Inc. (a)(c)	1,807,400	17,080
Syncor International Corp. (a)	280,000	7,364
Trover Solutions, Inc. (a)(c)	1,112,500	6,675
United Drug PLC	75,000	931
Universal Health Services, Inc. Class B (a)	1,575,000	65,914
		489,090
Pharmaceuticals - 0.4%
Alpharma, Inc. Class A (c)	2,066,200	53,205
Fuji Pharmaceutical Co. Ltd.	100,000	319
		53,524
TOTAL HEALTH CARE		1,005,614
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.6%
Allied Research Corp. (a)(c)	445,000	7,810
Astronics Corp. (c)	596,700	6,880
Astronics Corp. Class B (c)	203,193	2,174
Cobham PLC	100,000	1,541
Ducommun, Inc. (a)(c)	1,090,500	13,162
Engineered Support Systems, Inc. (c)	595,900	20,946
Mercury Air Group, Inc. (a)	290,140	1,581
Moog, Inc. Class A (a)	452,900	11,825
World Fuel Services Corp. (c)	1,249,906	22,686
		88,605
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Couriers - 0.0%
AirNet Systems, Inc. (a)	20,000	$ 155
Baltrans Holdings Ltd.	5,000,000	1,013
		1,168
Airlines - 0.3%
America West Holding Corp. Class B (a)(c)	2,161,900	8,561
Delta Air Lines, Inc.	550,000	17,386
Mesaba Holdings, Inc. (a)	255,400	2,030
Midwest Express Holdings, Inc. (a)	277,600	5,036
Transat A.T., Inc. (a)	850,000	3,506
		36,519
Building Products - 0.7%
Aaon, Inc. (a)(c)	547,500	10,785
Asahi Concrete Works Co. Ltd. (c)	1,150,000	2,228
Dal-Tile International, Inc. (a)	1,246,600	28,759
Domco Tarkett, Inc. (a)	478,600	1,944
Drew Industries, Inc. (a)(c)	966,600	12,469
Griffon Corp.	256,920	4,039
Kondotec, Inc.	275,000	1,090
NCI Building Systems, Inc. (a)(c)	1,817,600	31,081
Nichiha Corp.	300,000	2,494
Patrick Industries, Inc. (c)	453,000	3,917
Portmeirion Group PLC	350,000	858
		99,664
Commercial Services & Supplies - 1.7%
Caldwell Partners International, Inc. Class A (non-vtg.) (a)	137,700	113
Canadian Crude Separators, Inc. (a)(c)	1,312,100	6,611
Chodai Co. Ltd.	200,000	579
Chuo Warehouse Co. Ltd.	300,000	1,269
CompX International, Inc. Class A	20,100	256
Corinthian Colleges, Inc. (a)	194,700	8,543
CSG Systems International, Inc. (a)	708,119	26,278
Daitec Co. Ltd.	425,200	3,345
Davis Service Group	50,000	300
Diversified Corporate Resources, Inc. (a)(c)	277,700	236
FYI, Inc. (a)(c)	1,554,300	43,754
Hunting PLC	1,700,000	4,199
Imagistics International, Inc. (a)	87,100	1,435
IMS Health, Inc.	100,000	1,995
infoUSA, Inc. (a)	2,286,282	17,742
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Insurance Auto Auctions, Inc. (a)	166,700	$ 2,657
Jarvis Porter Group PLC (a)	500,000	121
Jenny Craig, Inc. (a)	477,100	2,414
Mail-Well, Inc. (a)	454,600	2,623
MCSi, Inc. (a)	575,000	11,678
Met-Pro Corp.	143,400	1,893
Mice Group PLC	50,000	57
National Service Industries, Inc. (c)	548,175	3,941
Nippon Filing Co. Ltd.	100,000	275
Nishio Rent All Co. Ltd.	500,000	2,973
Personnel Group of America, Inc. (a)	1,000,000	1,290
Pubco Corp. (a)(c)	319,500	3,179
RCM Technologies, Inc. (a)(c)	1,053,000	5,486
RemedyTemp, Inc. Class A (a)(c)	737,800	9,518
Right Management Consultants, Inc. (a)(c)	1,234,550	25,617
Samas Groep NV (Certificaten Van Aandelen)	100,000	670
Scherer Healthcare, Inc. (a)(c)	352,900	1,341
Spherion Corp. (a)	474,800	4,795
Tanabe Management Consulting Co.	200,000	416
Thomas Group (a)(c)	321,600	804
Unit 4 Agresso NV (a)	75,000	705
Up, Inc. (c)	450,000	1,269
Viad Corp.	625,000	15,400
Wao Corp. (c)	450,000	1,085
Watson Wyatt & Co. Holdings (a)	526,300	11,268
Wyndeham Press Group PLC	800,000	903
		229,033
Construction & Engineering - 2.1%
Aoki Marine Co. Ltd.	126,000	206
Badger Daylighting, Inc. (a)	766,500	623
Bellway PLC	1,507,900	8,970
Dai-Dan Co. Ltd.	237,000	748
Dycom Industries, Inc. (a)	1,652,200	26,633
EMCOR Group, Inc. (a)	710,400	33,957
Henry Boot PLC (c)	1,580,000	6,154
Hoan Kogyo Co. Ltd.	500,000	776
Jacobs Engineering Group, Inc. (a)	1,165,000	74,560
Japan Engineering Consultants Co. Ltd.	300,000	394
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	520
Matsui Construction Co. Ltd.	400,000	861
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Matsuo Bridge Co. Ltd.	500,000	$ 720
Metalrax Group PLC	2,500,000	2,346
Sanshin Corp. (a)	250,000	256
Sanyo Engineering & Construction, Inc.	900,000	1,984
Stantec, Inc. (a)(c)	841,900	16,013
Taihei Dengyo Kaisha Ltd.	100,000	208
Takada Kiko Co. Ltd.	700,000	2,042
URS Corp. (a)(c)	1,788,700	53,983
Volker Wessels Stevin NV (Certificaten Van Aandelen) (c)	2,010,000	43,477
Wesco, Inc.	200,000	353
Yokogawa Bridge Corp.	1,000,000	3,050
Yokogawa Construction Co. Ltd.	300,000	690
		279,524
Electrical Equipment - 1.6%
Acuity Brands, Inc. (c)	2,924,200	38,161
Aichi Electric Co. Ltd.	1,000,000	1,685
AZZ, Inc. (c)	491,800	9,246
Bairnco Corp. (c)	900,900	4,595
Bergman & Beving AB (B Shares)	250,000	960
BMC Industries, Inc.	920,200	2,393
BTU International, Inc. (a)(c)	691,600	4,309
C&D Technologies, Inc. (c)	2,614,300	54,639
Chase Corp. (c)	400,000	4,580
Datapulse Technology Ltd.	3,000,000	587
Denyo Co. Ltd.	250,000	1,021
Deswell Industries, Inc.	73,200	1,446
Draka Holding NV	50,000	1,785
General Cable Corp. (c)	1,835,700	24,782
Genlyte Group, Inc. (a)(c)	1,340,500	41,515
Inaba Denki Sangyo Co. Ltd.	871,300	8,730
Pressac PLC	150,000	49
Roxboro Group PLC	200,000	718
TB Wood's Corp. (c)	415,200	3,529
Techtronic Industries Co.	13,250,000	7,348
Toami Corp. (c)	350,000	1,083
Yurtec Corp.	1,150,000	2,970
		216,131
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
DCC PLC (c):
(Ireland)	2,100,000	$ 20,188
(United Kingdom)	4,000,000	38,458
FKI PLC	400,000	903
Send Group PLC (a)(c)	751,818	966
Teleflex, Inc.	676,500	30,652
		91,167
Machinery - 1.0%
Baldwin Technology Co., Inc. Class A (a)	395,800	455
Beltecno Corp. (a)	125,000	205
Cascade Corp. (a)	210,150	2,541
Circor International, Inc.	86,000	1,535
DT Industries, Inc. (a)(c)	536,500	2,441
Esterline Technologies Corp. (a)	271,000	4,729
Gardner Denver, Inc. (a)(c)	1,521,300	32,252
Gehl Co. (a)(c)	635,000	9,455
Graco, Inc.	367,900	14,146
Hardinge, Inc.	181,300	2,031
Hibiya Engineering Ltd.	1,500,000	7,014
Hirsch International Corp. Class A (a)(c)	681,500	358
Hurco Companies, Inc. (a)(c)	387,428	969
IDEX Corp.	53,100	1,805
IHC Caland NV	70,000	3,353
Linx Printing Technologies PLC	655,361	2,525
NACCO Industries, Inc. Class A	270,700	15,159
Quipp, Inc. (a)(c)	76,500	1,117
Quixote Corp. (c)	627,300	11,467
Reliance Steel & Aluminum Co.	400,000	10,400
Sansei Yusoki Co. Ltd.	800,000	1,959
Shin Nippon Machinery Co. Ltd. (a)	400,000	371
The Oilgear Co. (c)	190,000	1,471
Velcro Industries NV	113,500	1,476
Wakita & Co. Ltd.	850,000	1,716
		130,950
Marine - 0.5%
Farstad Shipping ASA	1,200,000	5,613
Meiko Transportation Co. Ltd.	500,000	1,373
Ocean Wilsons Holdings Ltd.	600,000	576
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Marine - continued
Teekay Shipping Corp.	1,763,700	$ 61,006
Tokyo Kisen Co. Ltd.	500,000	1,262
		69,830
Road & Rail - 1.5%
Arkansas Best Corp. (a)	790,000	23,850
Arriva PLC	100,000	432
Boyd Brothers Transportation, Inc. (a)	21,199	57
CD Bramall PLC (c)	3,510,000	12,731
Covenant Transport, Inc. Class A (a)	205,400	3,440
Genesee & Wyoming, Inc. Class A (a)(c)	299,250	9,498
Japan Logistic Systems Corp.	300,000	615
Landstar System, Inc. (a)	201,832	17,521
Marten Transport Ltd. (a)(c)	447,700	7,678
Nationwide Accident Repair Services PLC (c)	2,200,000	2,437
Old Dominion Freight Lines, Inc. (a)(c)	831,300	11,372
P.A.M. Transportation Services, Inc. (a)(c)	852,500	15,771
Trancom Co. Ltd. (c)	520,000	2,181
USFreightways Corp. (c)	2,639,400	96,787
Vitran Corp., Inc. Class A	70,800	161
		204,531
Trading Companies & Distributors - 0.0%
Acier Leroux, Inc.:
Class B	125,000	383
Class B (sub. vtg.) (a)	168,600	516
Mitani Sangyo Co. Ltd.	200,000	438
		1,337
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	1,000,000	1,744
TOTAL INDUSTRIALS		1,450,203
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.9%
Applied Innovation, Inc. (a)	204,000	1,122
AudioCodes Ltd. (a)	580,000	2,500
Audiovox Corp. Class A (a)	119,000	839
Avocent Corp. (a)	1,687,200	42,197
Bel Fuse, Inc.:
Class A (a)	226,700	5,493
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Bel Fuse, Inc.: - continued
Class B	57,300	$ 1,507
Black Box Corp. (a)(c)	1,825,000	96,196
Blick PLC	1,250,000	3,727
Blonder Tongue Laboratories, Inc. (a)	262,700	867
Brooktrout, Inc. (a)(c)	1,242,600	7,058
Cable Design Technologies Corp. (a)	1,489,100	19,060
Communications Systems, Inc.	199,981	1,648
Commuture Corp.	110,000	388
Comtech Telecommunications Corp. (a)	73,400	818
Comverse Technology, Inc. (a)	875,000	18,699
Ditech Communications Corp. (a)(c)	2,846,300	16,935
ECtel Ltd. (a)	10,000	158
Gilat Satellite Networks Ltd. (a)	1,054,900	4,483
Plantronics, Inc. (a)	1,010,000	22,967
ROHN Industries, Inc. (a)(c)	4,080,400	7,386
Wireless Telecom Group, Inc. (c)	1,469,900	5,644
		259,692
Computers & Peripherals - 0.8%
Dataram Corp. (a)(c)	853,800	6,574
Electronics for Imaging, Inc. (a)	1,000,000	20,460
Gateway, Inc. (a)	6,800,000	35,428
InFocus Corp. (a)	664,800	12,006
Maezawa Kasei Industries Co. Ltd.	300,000	2,870
Qualstar Corp. (a)	128,300	924
SBS Technologies, Inc. (a)(c)	1,423,600	21,781
		100,043
Electronic Equipment & Instruments - 2.8%
AddTech AB (B Shares) (a)	275,000	1,108
Arrow Electronics, Inc. (a)	900,000	27,684
ClearOne Communications, Inc. (a)	10,000	163
Cohu, Inc.	688,900	13,916
CTS Corp. (c)	2,862,000	43,216
Daidensha Co. Ltd.	100,000	241
Elec & Eltek International Co. Ltd.	579,664	1,797
Elec & Eltek International Holdings Ltd.	9,500,000	1,157
Flextech Holdings Ltd.	1,000,000	307
Kingboard Chemical Holdings Ltd.	19,236,000	15,045
Kingboard Chemical Holdings Ltd. warrants 12/31/03 (a)	1,099,800	203
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Kyosan Electric Manufacturing Co. Ltd.	500,000	$ 813
Lagercrantz Group AB (B Shares) (a)	250,000	691
Measurement Specialties, Inc. (a)	281,400	2,096
MOCON, Inc.	213,000	1,957
NatSteel Broadway Ltd.	200,000	267
NU Horizons Electronics Corp. (a)(c)	1,568,700	15,295
Orbotech Ltd. (c)	2,085,000	54,981
Parlex Corp. (a)	152,100	2,297
Perceptron, Inc. (a)	300,700	421
Powell Industries, Inc. (a)(c)	615,300	11,826
ScanSource, Inc. (a)(c)	571,500	30,375
Scientific Technologies, Inc.	157,000	707
SED International Holdings, Inc. (a)(c)	960,000	643
Shinko Shoji Co. Ltd.	50,000	174
Sigmatron International, Inc. (a)(c)	288,100	810
Silent Witness Enterprises Ltd. (a)(c)	389,800	3,020
Somera Communications, Inc. (a)	151,600	1,319
Spectrum Control, Inc. (a)(c)	1,320,400	6,906
Taitron Components, Inc. Class A (a)(c)	487,700	799
Tech Data Corp. (a)	2,100,000	106,092
Technitrol, Inc.	257,300	6,407
Toko Seiki Co. Ltd. (a)	250,000	276
TT electronics PLC	6,000,000	12,617
Twin Disc, Inc. (c)	269,300	4,215
Varitronix International Ltd.	1,200,000	939
Vishay Intertechnology, Inc. (a)	490,922	9,136
Wong's International Holdings Ltd.	10,000,000	4,135
		384,051
Internet Software & Services - 0.1%
Cysive, Inc. (a)	435,400	1,589
Keynote Systems, Inc. (a)	366,400	3,697
Prophet 21, Inc. (a)	43,100	539
RADWARE Ltd. (a)	376,950	3,826
RWD Technologies, Inc. (a)	482,712	1,183
		10,834
IT Consulting & Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	1,000,000	95,650
Carreker Corp. (a)(c)	2,188,400	11,489
Computer Sciences Corp. (a)	3,000,000	133,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Cotelligent, Inc. (a)(c)	909,200	$ 291
Forrester Research, Inc. (a)	791,800	13,492
Informatics Holdings Ltd.	750,000	506
Meta Group, Inc. (a)	108,200	234
New Horizons Worldwide, Inc. (a)(c)	1,018,200	12,269
Rand A Technology Corp. (a)	541,800	921
Refac (a)(c)	379,500	1,006
Technology Solutions Co. (a)	494,600	984
Xanser Corp.	236,800	528
		270,870
Office Electronics - 0.5%
Scribona AB (B Shares)	319,502	380
Zebra Technologies Corp.:
Class A (a)	850,000	45,084
Class B (a)	500,000	26,520
		71,984
Semiconductor Equipment & Products - 0.9%
Atmel Corp. (a)	750,000	5,775
Axcelis Technologies, Inc. (a)	1,263,500	17,360
BE Semiconductor Industries NV (NY Shares) (a)	703,300	5,141
Diodes, Inc. (a)(c)	814,800	6,013
Fairchild Semiconductor International, Inc. Class A (a)	700,000	18,473
Intest Corp. (a)(c)	866,100	3,646
IXYS Corp. (a)	187,700	1,787
MIPS Technologies, Inc.:
Class A (a)	178,800	1,986
Class B (a)	243,500	2,418
MOSAID Technologies, Inc. (a)	495,300	4,058
Reliability, Inc. (a)(c)	666,700	1,620
Siliconix, Inc. (a)(c)	1,707,400	46,697
Trio-Tech International (a)(c)	285,900	898
		115,872
Software - 3.4%
Ansys, Inc. (a)(c)	1,235,000	27,713
Avant! Corp. (a)(c)	3,744,500	71,370
BVRP Software SA (a)	25,000	204
Computer Associates International, Inc.	4,000,000	137,840
Compuware Corp. (a)	4,000,000	54,400
Deltek Systems, Inc. (a)	748,867	4,306
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Dendrite International, Inc. (a)	900,000	$ 10,737
GEAC Computer Ltd. (a)	1,000,000	4,868
Group 1 Software, Inc. (a)	44,600	669
GSE Systems, Inc. (a)	207,600	727
Inet Technologies, Inc. (a)	812,600	8,419
Kronos, Inc. (a)	50,000	2,700
Mapics, Inc. (a)	897,400	6,237
MetaSolv, Inc. (a)(c)	2,419,633	16,042
Ontrack Data International, Inc. (a)(c)	1,028,000	11,235
Pervasive Software, Inc. (a)(c)	1,393,700	6,899
Phoenix Technologies Ltd. (a)	517,600	6,449
Reynolds & Reynolds Co. Class A	2,740,000	73,158
SPSS, Inc. (a)	696,159	13,366
Timberline Software Corp. (c)	734,867	4,887
		462,226
TOTAL INFORMATION TECHNOLOGY		1,675,572
MATERIALS - 3.6%
Chemicals - 1.0%
Aronkasei Co. Ltd.	750,000	1,731
Celanese AG	1,633,900	31,371
CPAC, Inc. (c)	577,200	3,752
Cytec Industries, Inc. (a)	85,000	2,022
Georgia Gulf Corp.	625,900	12,455
Givaudan AG	5,000	1,578
MacDermid, Inc.	621,500	11,168
Nihon Kagaku Sangyo Co. Ltd.	200,000	387
Octel Corp. (a)(c)	1,471,000	23,904
Omnova Solutions, Inc.	53,500	388
SAES Getters Spa sponsored ADR	1,373,000	9,336
Solutia, Inc.	1,328,945	11,814
Spartech Corp.	1,033,200	22,110
Tokyo Printing Ink Manufacturing Co. Ltd.	375,000	682
		132,698
Construction Materials - 0.6%
Brampton Brick Ltd. Class A (sub. vtg.) (a)(c)	777,395	5,630
Centex Construction Products, Inc.	615,000	21,156
Devcon International Corp. (a)(c)	375,700	2,329
Kingspan Group PLC	300,000	895
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - continued
Komai Tekko, Inc.	100,000	$ 175
Lafarge North America, Inc.	1,163,874	47,160
Monarch Cement Co.	9,200	177
Puerto Rican Cement Co., Inc.	236,300	5,333
SIG PLC	300,000	1,232
		84,087
Containers & Packaging - 0.5%
Crown Cork & Seal, Inc. (a)	700,000	3,675
Peak International Ltd. (a)(c)	1,375,700	11,006
Silgan Holdings, Inc. (a)(c)	1,784,100	47,368
		62,049
Metals & Mining - 1.0%
Century Aluminum Co.	327,800	4,222
Chase Industries, Inc. (a)(c)	1,026,900	12,087
Chubu Steel Plate Co. Ltd.	1,000,000	876
Cold Metal Products, Inc. (a)	52,400	13
Energy Resources of Australia Ltd.	600,000	656
Harris Steel Group, Inc. Class A (non-vtg.)	357,500	5,404
Industrias Penoles SA	4,600,000	5,524
Japan Steel Tower Co. Ltd.	500,000	846
Kentucky Electric Steel, Inc. (a)(c)	367,500	265
Major Drilling Group International, Inc. (a)	508,000	928
MAXXAM, Inc. (a)	323,000	4,102
Nippon Steel Drum Co. Ltd.	100,000	196
Northwest Pipe Co. (a)	69,900	1,117
Orogen Minerals Ltd. (c)	29,467,052	31,744
Orogen Minerals Ltd. GDR (d)	225,000	2,363
Outokumpu Oyj (A Shares)	100,000	1,090
Pechiney SA Series A	125,000	6,631
Richmont Mines, Inc. (a)(c)	1,163,700	1,854
Sons of Gwalia Ltd.	1,037,257	4,111
Takigami Steel Construction Co. Ltd.	300,000	793
UK Coal PLC	2,457,000	2,722
USEC, Inc. (c)	8,030,000	53,640
		141,184
Paper & Forest Products - 0.5%
Crown Van Gelder (CVG) (non-vtg.) (a)	200,000	1,974
M-real Oyj (B Shares)	7,000,000	45,364
Mercer International, Inc. (SBI) (a)(c)	1,429,100	10,555
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Noda Corp.	100,000	$ 304
Sino-Forest Corp. Class A (sub. vtg.) (a)(c)	6,915,300	4,791
Uehara Sei Shoji Co. Ltd.	1,050,000	1,878
		64,866
TOTAL MATERIALS		484,884
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc. (c)	498,220	6,776
DSET Corp. (a)(c)	286,250	266
Korea Telecom Corp. sponsored ADR	500,000	9,815
WorldCom, Inc. - MCI Group	3,076,800	38,122
XETA Technologies, Inc. (a)(c)	558,869	2,845
		57,824
Wireless Telecommunication Services - 0.1%
Boston Communications Group, Inc. (a)	351,600	2,883
Metro One Telecommunications, Inc. (a)	484,700	11,851
SmarTone Telecommunications Holdings Ltd. (a)	1,500,000	2,125
		16,859
TOTAL TELECOMMUNICATION SERVICES		74,683
UTILITIES - 0.1%
Electric Utilities - 0.0%
Maine Public Service Co.	53,900	1,579
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,539,000	4,318
Otaki Gas Co. Ltd.	500,000	1,098
Southwestern Energy Co. (a)	895,000	10,293
		15,709
TOTAL UTILITIES		17,288
TOTAL COMMON STOCKS (Cost $8,525,644)		11,143,863
Convertible Bonds - 0.6%
Moody's Ratings (unaudited)		Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Res-Care, Inc. 6% 12/1/04	B3	$ 6,785	$ 5,869
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Natural MicroSystems Corp. 5% 10/15/05	CCC+	5,000	2,950
Electronic Equipment & Instruments - 0.4%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	80,940	24,379
Solectron Corp. liquid yield option note 0% 5/8/20	Ba1	40,650	22,914
Trans Lux Corp. 7.5% 12/1/06	-	500	415
			47,708
Semiconductor Equipment & Products - 0.2%
Conexant Systems, Inc. 4% 2/1/07	B-	36,950	23,556
Integrated Process Equipment Corp. 6.25% 9/15/04	CCC+	1,840	1,086
			24,642
TOTAL INFORMATION TECHNOLOGY			75,300
TOTAL CONVERTIBLE BONDS (Cost $66,819)			81,169
Money Market Funds - 17.2%
	Shares
Fidelity Cash Central Fund, 1.88% (b)	2,292,196,302	2,292,196
Fidelity Securities Lending Cash Central Fund, 1.84% (b)	34,453,000	34,453
TOTAL MONEY MARKET FUNDS (Cost $2,326,649)		2,326,649
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $10,919,112)		13,551,681
NET OTHER ASSETS - (0.2)%		(23,246)
NET ASSETS - 100%		$ 13,528,435
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,644,000 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Canada	3.1
Bermuda	1.9
United Kingdom	1.1
Ireland	1.0
Others (individually less than 1%)	5.5
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,295,686,000 and $1,435,957,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $350,000 for the period.

Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $10,920,263,000. Net unrealized appreciation aggregated $2,631,418,000, of which $3,426,252,000 related to appreciated investment securities and $794,834,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,866) (cost $10,919,112) - See accompanying schedule		$ 13,551,681
Cash		351
Foreign currency held at value (cost $69)		69
Receivable for investments sold		21,202
Receivable for fund shares sold		81,229
Dividends receivable		3,626
Interest receivable		4,298
Redemption fees receivable		11
Other receivables		82
Total assets		13,662,549
Liabilities
Payable for investments purchased	$ 73,895
Payable for fund shares redeemed	10,335
Accrued management fee	7,973
Other payables and accrued expenses	7,458
Collateral on securities loaned, at value	34,453
Total liabilities		134,114
Net Assets		$ 13,528,435
Net Assets consist of:
Paid in capital		$ 10,686,698
Distributions in excess of net investment income		(3,731)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		212,945
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,632,523
Net Assets, for 485,594 shares outstanding		$ 13,528,435
Net Asset Value and redemption price per share ($13,528,435 ÷ 485,594 shares)		$27.86
Maximum offering price per share (100/97.00 of $27.86)		$28.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)
Investment Income Dividends (including $15,111 received from affiliated issuers)		$ 40,287
Interest		31,025
Security lending		668
Total income		71,980
Expenses
Management fee Basic fee	$ 35,025
Performance adjustment	7,598
Transfer agent fees	12,193
Accounting and security lending fees	473
Non-interested trustees' compensation	19
Custodian fees and expenses	420
Registration fees	235
Audit	30
Legal	29
Miscellaneous	52
Total expenses before reductions	56,074
Expense reductions	(954)	55,120
Net investment income		16,860
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(2,853) on sales of investments in affiliated issuers)	282,900
Foreign currency transactions	27	282,927
Change in net unrealized appreciation (depreciation) on:
Investment securities	762,879
Assets and liabilities in foreign currencies	(27)	762,852
Net gain (loss)		1,045,779
Net increase (decrease) in net assets resulting from operations		$ 1,062,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002 (Unaudited)	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 16,860	$ 69,614
Net realized gain (loss)	282,927	798,511
Change in net unrealized appreciation (depreciation)	762,852	1,221,586
Net increase (decrease) in net assets resulting from operations	1,062,639	2,089,711
Distributions to shareholders From net investment income	(65,314)	(43,104)
From net realized gain	(618,512)	(891,304)
Total distributions	(683,826)	(934,408)
Share transactions Net proceeds from sales of shares	3,443,854	3,475,681
Reinvestment of distributions	662,582	899,717
Cost of shares redeemed	(1,231,125)	(1,341,489)
Net increase (decrease) in net assets resulting from share transactions	2,875,311	3,033,909
Redemption fees	2,354	2,455
Total increase (decrease) in net assets	3,256,478	4,191,667
Net Assets
Beginning of period	10,271,957	6,080,290
End of period (including under (over) distribution of net investment income of $(3,731) and $48,935, respectively)	$ 13,528,435	$ 10,271,957
Other Information Shares
Sold	130,219	138,694
Issued in reinvestment of distributions	26,455	39,947
Redeemed	(48,507)	(55,334)
Net increase (decrease)	108,167	123,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2002	Years ended July 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, begin- ning of period	$ 27.22	$ 23.93	$ 24.27	$ 25.87	$ 25.20	$ 19.87
Income from Invest- ment Operations
Net investment income E	.04	.22	.13	.12	.29	.30
Net realized and unrealized gain (loss)	2.29	6.65	.87	.42	2.24	6.93
Total from investment operations	2.33	6.87	1.00	.54	2.53	7.23
Less Distributions
From net investment income	(.16)	(.16)	(.15)	(.20)	(.28)	(.24)
From net realized gain	(1.54)	(3.43)	(1.19)	(1.94)	(1.58)	(1.66)
Total distributions	(1.70)	(3.59)	(1.34)	(2.14)	(1.86)	(1.90)
Redemption fees added to paid in capital E	.01	.01	-	-	-	-
Net asset value, end of period	$ 27.86	$ 27.22	$ 23.93	$ 24.27	$ 25.87	$ 25.20
Total Return B, C, D	9.35%	32.36%	4.57%	3.72%	10.53%	39.45%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.02%	.81%	1.09%	.97%	1.02%
Expenses net of voluntary waivers, if any	1.01% A	1.02%	.81%	1.09%	.97%	1.02%
Expenses net of all reductions	.99% A	1.00%	.80%	1.08%	.95%	1.01%
Net investment income	.30% A	.92%	.58%	.52%	1.10%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 13,528	$ 10,272	$ 6,080	$ 7,702	$ 10,515	$ 8,673
Portfolio turnover rate	30% A	44%	15%	24%	47%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward, or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..77% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $4,597,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $24,635,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $810,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $10,000 and $134,000, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Aaon, Inc.	$ 1,933	$ -	$ -	$ 10,785
Abbey PLC	3,211	-	187	10,740
ACE Cash Express, Inc.	2,758	-	-	8,406
Acuity Brands, Inc.	8,950	-	431	38,161
Adams Resources & Energy, Inc.	-	-	55	3,311
Advanced Marketing Services, Inc.	8,106	1,072	-	39,162
Allied Research Corp.	-	225	-	7,810
Alpharma, Inc. Class A	10,829	-	93	53,205
America West Holding Corp. Class B	1,960	-	-	8,561
American Physicians Capital, Inc.	2,127	-	-	16,503
Ansys, Inc.	4,824	236	-	27,713
Applebee's International, Inc.	-	-	295	138,974
ARK Restaurants Corp.	51	-	-	1,514
ArvinMeritor, Inc.	17,675	-	450	110,029
Asahi Concrete Works Co. Ltd.	-	-	-	2,228
Astronics Corp.	-	-	-	6,880
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Astronics Corp. Class B	$ -	$ -	$ -	$ 2,174
Atlantic Tele-Network, Inc.	-	-	199	6,776
Australian Oil & Gas Corp. Ltd.	590	-	57	2,733
Avant! Corp.	467	-	-	71,370
AZZ, Inc.	-	112	-	9,246
Bairnco Corp.	-	-	90	4,595
Bank of the Ozarks, Inc.	5	-	91	10,022
Benihana, Inc.	-	-	-	5,571
Benihana, Inc. Class A	266	-	-	4,745
Black Box Corp.	15,570	780	-	96,196
Blair Corp.	-	-	240	15,053
BMTC Group, Inc. Class A (sub. vtg.)	-	-	92	8,812
Brampton Brick Ltd. Class A (sub. vtg.)	263	-	-	5,630
Brookstone Co., Inc.	-	-	-	9,495
Brooktrout, Inc.	882	-	-	7,058
BTU International, Inc.	-	-	-	4,309
Bush Industries, Inc. Class A	684	-	85	9,889
C&D Technologies, Inc.	-	-	72	54,639
Cagle's, Inc. Class A	8	-	-	3,394
California First National Bancorp	52	-	48	6,933
Canadian Crude Separators, Inc.	1,618	-	-	6,611
Canadian Western Bank	-	456	111	18,270
Carreker Corp.	5,990	-	-	11,489
Castle Energy Corp.	-	-	117	7,230
Cathay Bancorp, Inc.	3,972	-	268	34,539
Cato Corp. Class A	5,756	-	151	27,684
CD Bramall PLC	5,067	-	108	12,731
Chase Corp.	-	-	144	4,580
Chase Industries, Inc.	1,381	-	-	12,087
Cherokee, Inc.	3,592	-	-	10,762
Chromcraft Revington, Inc.	4,768	-	-	10,303
Cobra Electronics Corp.	-	-	-	4,335
Cold Metal Products, Inc.	-	1,016	-	-
Coldwater Creek, Inc.	2,988	1,266	-	13,518
Cole National Corp. Class A	-	833	-	16,389
Corvel Corp.	-	-	-	36,000
Cotelligent, Inc.	7	3,322	-	291
Cotton States Life Insurance Co.	-	255	49	6,125
CPAC, Inc.	-	-	81	3,752
Crossmann Communities, Inc.	-	-	115	50,517
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
CTS Corp.	$ 20,294	$ -	$ -	$ 43,216
D.C. Cook Holdings PLC	-	84	-	-
D.R. Horton, Inc.	10,365	272	580	228,384
Danier Leather, Inc.	897	-	-	3,675
Dataram Corp.	1,951	-	-	6,574
DCC PLC	9,997	-	457	58,646
Decorator Industries, Inc.	-	-	17	1,287
Del Global Technologies Corp.	-	-	-	3,066
Delta Apparel, Inc.	1,444	-	-	3,900
Devcon International Corp.	-	-	-	2,329
Diodes, Inc.	1	-	-	6,013
Ditech Communications Corp.	7,381	-	-	16,935
Diversified Corporate Resources, Inc.	-	-	-	236
Dominion Homes, Inc.	-	131	-	11,906
Doral Financial Corp.	20,846	4,628	277	103,315
Drew Industries, Inc.	546	-	-	12,469
DSET Corp.	-	-	-	266
DSG International Ltd.	-	-	-	1,748
DT Industries, Inc.	-	-	-	2,441
Ducommun, Inc.	-	-	-	13,162
Elscint Ltd.	424	-	-	7,981
Embrex, Inc.	-	-	-	14,463
Enex Resources Corp.	-	324	-	-
Engineered Support Systems, Inc.	2,670	881	-	20,946
Exactech, Inc.	-	-	-	8,555
Fansteel, Inc.	-	4,418	-	-
Federal Screw Works	-	-	122	4,831
Financial Industries Corp.	-	-	274	17,514
Finish Line, Inc. Class A	-	4,314	-	24,034
Finlay Enterprises, Inc.	-	-	-	10,427
First BanCorp Puerto Rico	-	-	617	76,473
First Mutual Bancshares, Inc.	7	-	-	3,190
Flanigan's Enterprises, Inc.	-	-	49	1,180
Footstar, Inc.	21,577	-	-	43,757
Foremost Industries Income Fund (trust unit)	7	-	-	1,164
Fossil, Inc.	5,337	-	-	64,913
FPIC Insurance Group, Inc.	-	-	-	6,894
Fresh Brands, Inc.	-	65	71	7,180
Friedmans, Inc. Class A	-	-	47	13,034
FYI, Inc.	19,308	-	-	43,754
Gardner Denver, Inc.	-	907	-	32,252
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Gehl Co.	$ -	$ -	$ -	$ 9,455
General Cable Corp.	2,520	-	-	24,782
General Semiconductor, Inc.	1,513	3,003	-	-
Genesee & Wyoming, Inc. Class A	-	-	-	9,498
Genlyte Group, Inc.	6,057	-	-	41,515
Giant Industries, Inc.	-	-	-	8,322
Gildan Activewear, Inc. Class A (sub. vtg.)	13,855	-	-	31,903
Goodfellow, Inc.	-	-	36	2,435
GTSI Corp.	-	-	-	6,528
Guitar Center, Inc.	413	-	-	17,947
Hamilton Bancorp, Inc.	363	8,001	-	-
Hampshire Group Ltd.	-	-	-	6,737
Hanmi Financial Corp.	92	-	-	19,805
Hawthorne Financial Corp.	96	-	-	11,269
Helen of Troy Corp.	597	1,251	-	41,838
Henry Boot PLC	355	-	73	6,154
Herbalife International, Inc. Class A	-	-	156	15,822
Hibbett Sporting Goods, Inc.	5,569	73	-	19,942
Hirsch International Corp. Class A	-	-	-	358
Holly Corp.	-	354	307	31,110
Home Capital Group, Inc. Class B (sub. vtg.)	1,404	-	25	8,634
Horizon Health Corp.	-	-	-	9,866
Howell Corp.	-	-	43	6,289
Hurco Companies, Inc.	-	-	-	969
ICU Medical, Inc.	177	-	-	37,231
IHOP Corp.	-	-	-	57,523
Independence Federal Savings Bank	-	-	-	1,116
infoUSA, Inc.	-	681	-	-
Insight Enterprises, Inc.	19,169	-	-	90,260
Intest Corp.	-	-	-	3,646
Invacare Corp.	16,020	-	24	66,654
IPC Holdings Ltd.	19,760	98	400	93,692
Jean Coutu Group, Inc. Class A	-	942	133	-
JLM Couture, Inc.	-	-	-	453
Jo-Ann Stores, Inc. Class A	-	-	-	-
Jyske Bank AS (Reg.)	2,155	-	-	41,931
KCS Energy, Inc.	5,293	-	-	6,976
Kenneth Cole Productions, Inc. Class A	9,047	-	-	19,611
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Kentucky Electric Steel, Inc.	$ -	$ -	$ -	$ 265
Lakes Gaming, Inc.	-	-	-	7,729
Le Chateau, Inc. Class A (sub. vtg.)	-	-	21	692
Lithia Motors, Inc. Class A	1,242	-	-	9,921
Lufkin Industries, Inc.	-	-	224	15,349
M/I Schottenstein Homes, Inc.	-	-	88	50,600
Marine Products Corp.	-	-	68	10,260
Markwest Hydrocarbon, Inc.	-	-	-	5,159
Marten Transport Ltd.	-	-	-	7,678
Maynard Oil Co.	-	-	-	9,468
MCSi, Inc.	121	526	-	-
Media Arts Group, Inc.	605	-	-	2,643
Medstone International, Inc.	-	-	-	2,497
Mercer International, Inc. (SBI)	476	292	-	10,555
Mesa Laboratories, Inc.	12	-	-	2,035
MetaSolv, Inc.	4,244	-	-	16,042
Metro, Inc. Class A (sub. vtg.)	160	-	312	84,810
MFC Bancorp Ltd.	-	-	-	7,827
MIIX Group, Inc.	1,342	-	100	13,426
Monro Muffler Brake, Inc.	1,513	-	-	13,028
Morton's Restaurant Group, Inc.	-	-	-	3,222
Movado Group, Inc.	475	-	57	17,273
Murakami Corp.	-	-	23	2,909
Mutual Risk Management Ltd.	1,934	-	44	12,786
Nagawa Co. Ltd.	-	-	-	2,922
National Dentex Corp.	1,130	-	-	8,654
National Healthcare Corp.	-	91	-	15,439
National R.V. Holdings, Inc.	3,075	-	-	9,311
National Service Industries, Inc.	-	-	22	3,941
National Western Life Insurance Co. Class A	-	-	-	22,008
Nationwide Accident Repair Services PLC	-	-	31	2,437
Nature's Sunshine Products, Inc.	108	1,054	111	21,399
Nautica Enterprises, Inc.	-	-	-	50,400
NCI Building Systems, Inc.	1,813	-	-	31,081
New Horizons Worldwide, Inc.	46	-	-	12,269
Nordlandsbanken AS	-	-	-	10,506
North Central Bancshares, Inc.	1,643	264	45	3,681
Novel Denim Holdings Ltd.	-	-	-	9,532
Novus Petroleum Ltd.	174	362	-	14,359
NU Horizons Electronics Corp.	4,968	-	-	15,295
Oakwood Homes Corp.	1,992	-	-	5,957
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Octel Corp.	$ -	$ 22	$ -	$ 23,904
Ocular Sciences, Inc.	2,834	-	-	60,632
Offshore Logistics, Inc.	35	-	-	18,315
Old Dominion Freight Lines, Inc.	-	-	-	11,372
One Price Clothing Stores, Inc.	-	110	-	691
Ontrack Data International, Inc.	875	-	-	11,235
Orbotech Ltd.	12,371	840	-	54,981
Orogen Minerals Ltd.	414	-	714	31,744
Orthofix International NV	-	-	-	33,438
Osteotech, Inc.	3,021	-	-	12,106
Outback Steakhouse, Inc.	27,006	18,284	-	178,080
P&F Industries, Inc. Class A	-	-	-	2,479
P.A.M. Transportation Services, Inc.	83	-	-	15,771
Pacific Union Bank	426	-	-	5,517
PacifiCare Health Systems, Inc.	15,326	-	-	64,202
Papa John's International, Inc.	25,323	-	-	64,343
Parkvale Financial Corp.	143	-	-	6,454
Patrick Industries, Inc.	257	-	36	3,917
PAULA Financial	10	-	-	746
Pe Ben Oilfield Services Ltd.	-	-	-	730
Peak International Ltd.	-	-	-	11,006
Perry Ellis International, Inc.	-	-	-	5,043
Persona, Inc.	-	-	-	6,550
Pervasive Software, Inc.	2,182	-	-	6,899
Petroleum Development Corp.	1	-	-	9,909
Petroleum Helicopters, Inc.	-	-	-	4,582
Philadelphia Consolidated Holding Corp.	4,504	-	-	54,163
Piolax, Inc.	-	-	58	4,192
Pomeroy Computer Resources, Inc.	-	-	-	16,966
Powell Industries, Inc.	91	3,542	-	11,826
Prize Energy Corp.	3,308	-	-	17,587
Programming & Systems, Inc.	-	792	-	-
Pubco Corp.	-	-	-	3,179
PXRE Group Ltd.	81	-	142	20,213
Quaker Fabric Corp.	-	242	-	-
Quicks Group PLC	127	-	115	5,179
Quiksilver, Inc.	9,622	-	-	34,192
Quipp, Inc.	60	-	-	1,117
Quixote Corp.	-	1,623	115	11,467
RCM Technologies, Inc.	1,016	-	-	5,486
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Refac	$ -	$ -	$ -	$ 1,006
RehabCare Group, Inc.	23,242	-	-	39,873
Reliability, Inc.	-	-	-	1,620
RemedyTemp, Inc. Class A	339	-	-	9,518
Renal Care Group, Inc.	2,276	-	-	78,429
Res-Care, Inc.	16	-	-	17,080
Rex Stores Corp.	-	171	-	28,786
Richmont Mines, Inc.	-	-	-	1,854
Right Management Consultants, Inc.	1,679	2,318	-	25,617
Ringerikes Sparebank	-	-	-	485
Ringkjoebing Bank	-	-	-	3,030
Riviana Foods, Inc.	330	-	285	17,701
ROHN Industries, Inc.	3,625	-	-	7,386
RPC, Inc.	3	68	142	39,914
SBS Technologies, Inc.	2,552	-	-	21,781
ScanSource, Inc.	9,414	-	-	30,375
Scherer Healthcare, Inc.	-	-	-	1,341
SED International Holdings, Inc.	-	-	-	643
Send Group PLC	52	-	-	966
ShoLodge, Inc.	-	-	-	2,367
ShopKo Stores, Inc.	-	-	-	33,119
Sigmatron International, Inc.	262	-	-	810
Silent Witness Enterprises Ltd.	286	-	-	3,020
Silgan Holdings, Inc.	14,091	-	-	47,368
Siliconix, Inc.	4,980	-	-	46,697
Sino-Forest Corp. Class A (sub. vtg.)	454	-	-	4,791
Software Spectrum, Inc.	1,966	-	-	5,216
Sonic Corp.	-	-	-	109,250
Source Information Management Co.	1,009	-	-	6,683
Southern Energy Homes, Inc.	-	-	-	3,206
Sparebanken Rana	-	-	-	559
Spectrum Control, Inc.	3,539	-	-	6,906
Sportscene Restaurants, Inc. Class A	-	-	-	462
SPSS, Inc.	-	-	-	-
Standard Commercial Corp.	2,339	2,230	117	23,437
Stanley Furniture Co., Inc.	-	-	-	17,888
Stantec, Inc.	-	-	-	16,013
Steiner Leisure Ltd.	134	-	-	20,170
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Sterling Bancorp	$ 438	$ -	$ 312	$ 27,014
Stirling Cooke Brown Holdings Ltd.	3	-	28	530
Stoneridge, Inc.	8,070	-	-	16,649
Strattec Security Corp.	-	-	-	19,546
Suprema Specialties, Inc.	3,284	185	-	6,978
Sylvan, Inc.	14	-	-	4,423
Taitron Components, Inc. Class A	49	-	-	799
Tandy Brands Accessories, Inc.	-	-	-	4,940
TB Wood's Corp.	59	-	74	3,529
TBC Corp.	1,386	324	-	24,678
The Mens Wearhouse, Inc.	16,579	-	-	68,610
The Oilgear Co.	-	-	-	1,471
The Stephan Co.	-	-	9	1,383
Theragenics Corp.	4,653	-	-	19,589
Thomas Group	211	-	-	804
Timberline Software Corp.	780	-	-	4,887
Toami Corp.	-	-	-	1,083
Tommy Hilfiger Corp.	2,489	-	-	61,703
Total Energy Services Ltd.	176	-	-	1,314
Trancom Co. Ltd.	-	-	-	2,181
Transpro, Inc.	-	-	-	2,247
Trenwick Group Ltd.	10,456	-	251	33,975
Triad Guaranty, Inc.	826	1,009	-	27,790
Trio-Tech International	466	-	-	898
Trover Solutions, Inc.	-	-	-	6,675
Twin Disc, Inc.	-	-	94	4,215
UICI	-	7,664	-	-
Unigraphics Solutions, Inc. Class A	-	1,824	-	-
United Retail Group, Inc.	81	-	-	6,226
Up, Inc.	-	-	-	1,269
URS Corp.	2,799	-	2,208	53,983
USEC, Inc.	-	-	1,104	53,640
USFreightways Corp.	26,910	-	404	96,787
Utah Medical Products, Inc.	-	-	-	11,458
Volker Wessels Stevin NV (Certificaten Van Aandelen)	5,512	-	-	43,477
Wao Corp.	-	-	16	1,085
William Lyon Homes, Inc.	-	-	-	22,356
Wireless Telecom Group, Inc.	668	-	53	5,644
World Fuel Services Corp.	-	-	187	22,686
Xanser Corp.	-	398	-	-
Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
XETA Technologies, Inc.	$ 494	$ -	$ -	$ 2,845
Yardville National Bancorp	-	-	164	9,442
Zapata Corp.	1,326	-	-	5,084
TOTALS	$ 640,363	$ 84,235	$ 15,111	$ 5,517,054

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Press

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*0   To speak to a Fidelity representative.

By PC

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If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Semiannual Report

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Fidelity®

Puritan®

Fund

Semiannual Report

January 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended January 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan®	-2.22%	-2.54%	50.61%	208.23%
Fidelity Balanced Composite	-1.14%	-0.15%	55.94%	198.34%
LB Aggregate Bond	3.20%	7.56%	43.80%	105.45%
S&P 500 ®	-6.01%	-16.15%	54.18%	238.99%
Balanced Funds Average	-2.77%	-7.33%	39.86%	147.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Russell 3000® Value Index, and the Lehman Brothers® Aggregate Bond Index. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 498 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	-2.54%	8.53%	11.91%
Fidelity Balanced Composite	-0.15%	9.29%	11.55%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Puritan® Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $30,823 - a 208.23% increase on the initial investment. For comparison, look at how the Standard & Poor's 500SM Index (S&P 500 ®), a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the S&P 500 would have grown to $33,899 - a 238.99% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,545 - a 105.45% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $29,834 - a 198.34% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Years from now, few equity investors are likely to recall the six-month period that ended on January 31, 2002, with adoration. For most, it was a time of disappointment. The slumping U.S. economy pulled down corporate profits in many industries. The low point came in the third quarter of 2001, as quarterly gross domestic product growth slowed into negative territory for the first time since 1993, and year-over-year corporate profits fell to new lows. Elsewhere, the terrorist attacks on September 11 sent stocks downward, but fortunately, by the end of 2001, most indexes had recovered to levels seen just prior to those attacks. Still, the returns of major equity indexes reflected the poor market environment. The blue chips' Dow Jones Industrial AverageSM declined 4.84%, while the large-cap Standard & Poor's 500SM Index and the tech-heavy NASDAQ Composite® Index fell 6.01% and 4.44%, respectively. One of the equity markets' few bright spots was the small-cap value category, which returned 4.85% as measured by the Russell 2000® Value Index. Meanwhile, bonds continued their dominance over stocks, as a protracted downturn in the economy further exacerbated a flight to safety in high-quality fixed-income securities by risk-averse investors. The Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.20% during the past six months.

(Portfolio Manager photograph)
An interview with Steve Petersen, Portfolio Manager of Fidelity Puritan Fund

Q. How did the fund perform, Steve?

A. For the six-month period that ended January 31, 2002, the fund fell 2.22%. In comparison, the Standard & Poor's 500 Index dropped 6.01%. The fund also beat the 2.77% decline of the balanced funds average as tracked by Lipper Inc. Given the fund's mix of stocks and bonds, we also compare its performance to the Fidelity Balanced Income Composite Index, a hypothetical combination of unmanaged indexes using the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, with a weighting of 60% and 40%, respectively. This index fell 1.14% for the six-month period. For the 12-month period that ended January 31, 2002, the fund fell 2.54%, while the S&P 500 index dropped 16.15%, the Lipper average declined 7.33% and the Fidelity Composite index fell 0.15%.

Q. Why did the fund outperform the Lipper average but not the Composite index during the six-month period?

A. The fund's value orientation was the primary contributor to its good performance relative to its peer group. By contrast, most peer funds typically hold either growth or S&P 500 index-type stocks in their portfolios. Compared to the Fidelity Composite index - whose equity portion is composed primarily of strong performing small-cap stocks - the fund's large-cap orientation hurt its relative performance. In addition, the fund's fixed-income subportfolio contained a small number of high-yield corporate bonds, which underperformed during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks helped performance?

A. After experiencing difficulty in growing its earnings sufficiently to justify its high stock price, Gillette brought in new, skilled management that succeeded in stabilizing growth and providing strong leadership, and its stock held steady during the period. Guidant, a medical device manufacturer, previously had experienced problems with some of its devices, and its stock looked cheap, so I bought it. Since then, it resolved its problems, developed a promising new product, reported better-than expected earnings and its stock did well. I sold some shares to take profits. Praxair supplies industrial gases to hospitals and manufacturers. The company's stock performed well because its business had relatively little exposure to the economic slowdown, and investors were attracted to the company's promising new process for manufacturing steel.

Q. Which stocks disappointed?

A. Halliburton, an energy services company involved in exploration and drilling, was hurt by the lower worldwide demand for oil and by asbestos-related litigation against several of its subsidiaries. Top-five holding SBC Communications, a regional telephone company, was hurt by the slowing growth in business and consumer lines, as well as lower demand for second telephone lines as customers substituted wireless phones and other types of providers for Internet access. Along with their competitors, J.P. Morgan and Citigroup were hurt by the increase in loan losses in a deteriorating economy. Additionally, their stock performance was negatively affected by a marked slowdown in their capital markets business resulting from the economic downturn.

Q. How did the fund's fixed-income subportfolio fare?

A. Bonds outperformed stocks during the period. Their strong relative performance reflected investors' preference for higher-quality investments in an environment of weaker economic growth and corporate profits. As the Federal Reserve Board continued to reduce interest rates, investors gravitated to U.S. Treasury issues, corporate bonds, mortgages and agency securities. High-quality corporate bonds offered attractive yields and were among the top performers during the period. The fund's focus on higher-quality fixed-income securities helped its performance, particularly its overweighting in corporate bonds relative to the Lehman Brothers benchmark. However, we also held a small number of BBB-rated corporate bonds, which underperformed higher-quality corporate issues.

Q. What's your outlook, Steve?

A. With the government and Fed active in adding liquidity and stimulating the economy, and interest rates and inflation remaining low, we could be positioned for better corporate earnings and a more positive market environment. On the other hand, we've had a significant rally already and stocks are not cheap, indicating that much of the anticipated improvement already is reflected in their prices. However, I think it's becoming increasingly apparent that underlying business conditions are, if not actually improving, at least holding steady. Hopefully, the economy will show more positive signs in 2002, with perhaps the first indicator being positive first-quarter GDP growth.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 004

Trading symbol: FPURX

Start date: April 16, 1947

Size: as of January 31, 2002, more than $20.1 billion

Manager: Steve Petersen, since 2000; manager, Fidelity Equity-Income Fund, since 1993; Fidelity Balanced Fund, 1996-1997; joined Fidelity in 1980

3

Steve Petersen on fundamental changes in the stock market:

"I believe that the economic and market issues we're confronted with now - the war against terrorism, the issue of overvalued stock prices, an economy trying to emerge from recession - have brought with them a change in the fundamental character of the stock market, bringing new challenges as well. The late 1990s were characterized by momentum investing. Investors found success simply by buying into a trend, following the momentum of an industry, sector or style, and staying with it until it stopped working. By contrast, in the current environment the emphasis is on individual stock performance, which will probably remain a much more important factor in performance than overall trends in the marketplace, because those trends tend to change rather abruptly. The market's trend-driven character is a relatively recent phenomenon; it pops up from time to time - market dynamics change and investors need to adjust. For me, the greatest challenge in managing the fund will be to maintain a long-term perspective while being more reactive to individual company situations, perhaps trading a bit more as issues evolve. In this environment, research will be more important than ever, and that's where Fidelity's strengths lie."

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.5
Freddie Mac	2.7	2.6
Fannie Mae	2.2	2.6
Citigroup, Inc.	2.2	2.3
SBC Communications, Inc.	1.3	1.5
	11.8
Top Five Bond Issuers as of January 31, 2002
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.2	11.9
U.S. Treasury Obligations	4.0	4.1
Government National Mortgage Association	3.5	2.4
Freddie Mac	0.7	0.8
Ford Motor Credit Co.	0.3	0.2
	18.7
Top Five Market Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	23.4
Consumer Discretionary	10.7	10.4
Industrials	9.5	10.8
Energy	8.8	9.4
Telecommunication Services	5.9	6.1
Asset Allocation (% of fund's net assets)
As of January 31, 2002*		As of July 31, 2001**
	Stocks 61.0%		Stocks 63.1%
	Bonds 35.1%		Bonds 36.0%
	Convertible Securities 2.1%		Convertible Securities 1.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets A (0.7)%
* Foreign investments	7.4%	** Foreign investments	7.2%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2002

Showing Percentage of Net Assets

Common Stocks - 60.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.3%
Exide Technologies warrants 3/18/06 (a)	6,652	$ 3
Johnson Controls, Inc.	407,900	34,288
TRW, Inc.	651,200	27,591
		61,882
Automobiles - 0.3%
Ford Motor Co.	853,800	13,063
General Motors Corp.	1,025,300	52,434
		65,497
Hotels, Restaurants & Leisure - 1.3%
Harrah's Entertainment, Inc. (a)	48,900	1,867
Mandalay Resort Group (a)	1,093,300	29,574
McDonald's Corp.	2,968,200	80,676
MGM Mirage, Inc. (a)	2,276,630	74,127
MOA Hospitality, Inc.	3,000	12
Park Place Entertainment Corp. (a)	2,008,100	19,579
Six Flags, Inc. (a)	1,678,001	25,237
Starwood Hotels & Resorts Worldwide, Inc. unit	900,000	30,825
		261,897
Household Durables - 0.7%
Black & Decker Corp.	724,700	29,829
Maytag Corp.	1,364,060	43,486
Newell Rubbermaid, Inc.	394,000	10,878
Snap-On, Inc.	1,100,000	35,849
Whirlpool Corp.	338,500	24,609
		144,651
Media - 2.2%
Clear Channel Communications, Inc. (a)	1,235,200	56,869
Dow Jones & Co., Inc.	468,000	24,219
Fox Entertainment Group, Inc. Class A (a)	1,544,100	32,503
Gannett Co., Inc.	602,900	40,666
Liberty Media Corp. Class A (a)	1,766,000	22,958
News Corp. Ltd.:
ADR	368,235	10,311
sponsored ADR	417,817	9,831
Reader's Digest Association, Inc. Class A (non-vtg.)	400,000	8,560
Tribune Co.	1,223,600	45,481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.) (a)	4,048,817	$ 161,912
Walt Disney Co.	1,660,290	34,966
		448,276
Multiline Retail - 1.0%
Big Lots, Inc.	1,063,800	11,404
Dillard's, Inc. Class A	811,386	11,668
Federated Department Stores, Inc. (a)	1,175,000	48,904
JCPenney Co., Inc.	202,200	5,029
Sears, Roebuck & Co.	411,200	21,728
Target Corp.	1,423,900	63,235
Wal-Mart Stores, Inc.	649,600	38,963
		200,931
Specialty Retail - 1.1%
Gap, Inc.	1,996,600	28,751
Office Depot, Inc. (a)	1,139,400	18,743
RadioShack Corp.	783,700	24,702
Staples, Inc. (a)	4,377,200	79,753
The Limited, Inc.	3,331,900	61,807
		213,756
Textiles & Apparel - 0.1%
Kellwood Co.	782,660	18,862
TOTAL CONSUMER DISCRETIONARY		1,415,752
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
The Coca-Cola Co.	956,500	41,847
Food & Drug Retailing - 0.4%
Albertson's, Inc.	1,606,300	46,181
CVS Corp.	1,336,300	36,347
		82,528
Food Products - 0.4%
ConAgra Foods, Inc.	112,200	2,783
H.J. Heinz Co.	547,000	22,646
Kellogg Co.	847,900	26,166
Kraft Foods, Inc. Class A	763,300	28,288
		79,883
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.7%
Kimberly-Clark Corp.	1,502,700	$ 90,613
Procter & Gamble Co.	754,960	61,665
		152,278
Personal Products - 1.3%
Avon Products, Inc.	1,688,900	83,094
Estee Lauder Companies, Inc. Class A	462,200	14,929
Gillette Co.	4,790,800	159,534
		257,557
Tobacco - 0.9%
Loews Corp. - Carolina Group	91,900	2,573
Philip Morris Companies, Inc.	3,459,440	173,353
		175,926
TOTAL CONSUMER STAPLES		790,019
ENERGY - 8.5%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,027,500	71,368
Halliburton Co.	372,500	5,122
Schlumberger Ltd. (NY Shares)	2,254,400	127,126
Tokheim Corp. (a)	60,360	127
		203,743
Oil & Gas - 7.5%
Anadarko Petroleum Corp.	226,400	11,123
BP PLC sponsored ADR	4,055,726	189,484
Burlington Resources, Inc.	625,600	21,421
ChevronTexaco Corp.	750,000	62,850
Conoco, Inc.	4,078,823	114,860
Exxon Mobil Corp.	17,412,524	679,959
Marathon Oil Corp.	1,407,700	39,486
Royal Dutch Petroleum Co. (NY Shares)	2,383,200	119,089
TotalFinaElf SA:
Series B	655,800	92,284
sponsored ADR	2,512,600	176,787
		1,507,343
TOTAL ENERGY		1,711,086
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 16.9%
Banks - 4.0%
Bank of America Corp.	1,150,000	$ 72,485
Bank of New York Co., Inc.	1,213,700	49,737
Bank One Corp.	2,990,790	112,155
Comerica, Inc.	1,125,000	63,326
FleetBoston Financial Corp.	2,364,600	79,498
Huntington Bancshares, Inc.	395,500	6,925
Mellon Financial Corp.	2,731,200	104,878
PNC Financial Services Group, Inc.	869,600	50,219
U.S. Bancorp, Delaware	4,972,450	103,526
Wachovia Corp.	2,624,118	87,252
Wells Fargo & Co.	1,675,000	77,703
		807,704
Diversified Financials - 10.7%
American Express Co.	4,024,601	144,282
Charles Schwab Corp.	2,520,700	36,222
Citigroup, Inc.	9,241,092	438,028
ECM Corp. LP (g)	6,318	543
Fannie Mae	5,533,650	447,949
Freddie Mac	8,095,100	543,343
Household International, Inc.	1,750,000	89,670
J.P. Morgan Chase & Co.	6,085,050	207,196
Kinder Morgan Management LLC	120,656	4,241
Merrill Lynch & Co., Inc.	1,506,600	76,806
Morgan Stanley Dean Witter & Co.	2,277,840	125,281
Nomura Holdings, Inc.	1,991,000	21,678
Washington Mutual Capital Trust unit (g)	422,400	21,305
		2,156,544
Insurance - 2.0%
ACE Ltd.	1,040,100	40,408
AFLAC, Inc.	313,500	8,189
Allstate Corp.	1,831,900	59,097
American International Group, Inc.	1,618,237	119,992
Hartford Financial Services Group, Inc.	1,927,100	127,555
Marsh & McLennan Companies, Inc.	362,100	36,880
The Chubb Corp.	202,500	13,537
UnumProvident Corp.	51,400	1,455
		407,113
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.2%
Equity Residential Properties Trust (SBI)	1,614,400	$ 43,234
TOTAL FINANCIALS		3,414,595
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 0.1%
Guidant Corp. (a)	203,700	9,788
Health Care Providers & Services - 0.1%
McKesson Corp.	645,000	24,833
Pharmaceuticals - 2.8%
American Home Products Corp.	1,308,000	84,575
Bristol-Myers Squibb Co.	3,985,700	180,831
Eli Lilly & Co.	945,000	70,970
Merck & Co., Inc.	1,973,400	116,786
Pfizer, Inc.	886,400	36,936
Schering-Plough Corp.	2,513,700	81,394
		571,492
TOTAL HEALTH CARE		606,113
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.7%
Boeing Co.	629,700	25,786
General Dynamics Corp.	228,900	20,500
Honeywell International, Inc.	3,215,600	108,076
Lockheed Martin Corp.	950,700	50,359
Northrop Grumman Corp.	236,500	26,396
Raytheon Co.	315,100	12,059
Rockwell Collins, Inc.	226,800	5,069
United Technologies Corp.	1,343,520	92,340
		340,585
Airlines - 0.1%
AMR Corp. (a)	565,000	14,091
Building Products - 0.3%
Masco Corp.	2,279,700	61,005
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	868,200	51,658
Ceridian Corp. (a)	555,500	9,982
IMS Health, Inc.	1,808,100	36,072
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
New England Business Service, Inc.	292,800	$ 6,002
Pitney Bowes, Inc.	1,306,580	54,641
Republic Services, Inc. (a)	1,468,170	25,546
Viad Corp.	500,300	12,327
		196,228
Electrical Equipment - 0.2%
Rockwell International Corp.	2,294,000	44,160
Industrial Conglomerates - 2.2%
General Electric Co.	4,995,700	185,590
Minnesota Mining & Manufacturing Co.	451,300	50,004
Textron, Inc.	1,137,000	52,109
Tyco International Ltd.	4,258,924	149,701
		437,404
Machinery - 1.8%
Caterpillar, Inc.	1,391,100	69,945
Deere & Co.	1,209,800	53,195
Eaton Corp.	500,000	36,790
Illinois Tool Works, Inc.	659,300	47,061
Ingersoll-Rand Co. Ltd. Class A	1,674,200	74,050
Kennametal, Inc.	307,181	11,682
Milacron, Inc.	224,070	3,260
Parker Hannifin Corp.	1,376,500	67,504
Pentair, Inc.	365,600	12,906
		376,393
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	3,502,500	98,911
CSX Corp.	805,900	32,236
Union Pacific Corp.	1,238,500	76,849
		207,996
TOTAL INDUSTRIALS		1,677,862
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.2%
Lucent Technologies, Inc.	1,269,600	8,303
Motorola, Inc.	3,144,700	41,856
		50,159
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.4%
Compaq Computer Corp.	2,051,700	$ 25,338
Dell Computer Corp. (a)	2,270,100	62,405
Hewlett-Packard Co.	3,297,400	72,906
International Business Machines Corp.	908,400	98,007
NCR Corp. (a)	154,900	6,589
Sun Microsystems, Inc. (a)	978,100	10,524
		275,769
Electronic Equipment & Instruments - 0.6%
Arrow Electronics, Inc. (a)	743,100	22,858
Avnet, Inc.	1,048,570	27,944
Insilco Corp. warrants 8/15/07 (a)	5,660	0
Tektronix, Inc. (a)	748,300	18,318
Thermo Electron Corp.	1,911,400	41,974
		111,094
IT Consulting & Services - 0.2%
Computer Sciences Corp. (a)	440,900	19,620
Unisys Corp. (a)	1,684,200	21,053
		40,673
Semiconductor Equipment & Products - 1.0%
Intel Corp.	2,835,100	99,342
Micron Technology, Inc. (a)	1,073,900	36,244
National Semiconductor Corp. (a)	546,800	15,425
Texas Instruments, Inc.	1,614,800	50,398
		201,409
Software - 0.6%
Computer Associates International, Inc.	734,200	25,301
Compuware Corp. (a)	1,042,888	14,183
Microsoft Corp. (a)	1,184,800	75,484
		114,968
TOTAL INFORMATION TECHNOLOGY		794,072
MATERIALS - 3.9%
Chemicals - 1.9%
Arch Chemicals, Inc.	431,300	9,661
Crompton Corp.	467,800	4,234
Dow Chemical Co.	1,374,700	40,609
E.I. du Pont de Nemours & Co.	1,261,100	55,703
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Great Lakes Chemical Corp.	420,100	$ 9,688
Lyondell Chemical Co.	1,012,000	13,632
Millennium Chemicals, Inc.	1,047,150	12,765
PolyOne Corp.	1,255,900	12,622
Praxair, Inc.	3,505,100	203,471
Solutia, Inc.	2,901,301	25,793
		388,178
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	395,500	5,078
Smurfit-Stone Container Corp. (a)	1,538,800	24,328
		29,406
Metals & Mining - 1.3%
Alcan, Inc.	1,183,700	46,109
Alcoa, Inc.	2,330,100	83,534
Allegheny Technologies, Inc.	783,300	12,642
Dofasco, Inc.	1,153,700	20,381
Newmont Mining Corp.	556,300	12,150
Nucor Corp.	400,000	23,920
Pechiney SA Series A	513,753	27,253
Phelps Dodge Corp.	1,003,100	34,978
		260,967
Paper & Forest Products - 0.6%
Georgia-Pacific Group	2,055,800	51,395
International Paper Co.	592,500	24,755
Weyerhaeuser Co.	594,500	34,671
		110,821
TOTAL MATERIALS		789,372
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T Corp.	6,118,944	108,305
AXXENT, Inc. Class B (a)	298,881	8
BellSouth Corp.	6,547,970	261,919
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	41,555	15
warrants 1/15/07 (CV ratio .6) (a)	8,090	3
McCaw International Ltd. warrants 4/16/07 (a)(g)	40,960	0
Qwest Communications International, Inc.	1,462,084	15,352
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	6,999,387	$ 262,127
Verizon Communications, Inc.	3,533,500	163,778
		811,507
UTILITIES - 1.0%
Electric Utilities - 0.9%
Cinergy Corp.	300,000	9,690
DPL, Inc.	938,579	21,831
Entergy Corp.	2,333,200	96,081
FirstEnergy Corp.	112,200	4,174
Northeast Utilities	2,037,410	36,897
Southern Co.	232,270	5,725
		174,398
Multi-Utilities - 0.1%
SCANA Corp.	973,200	26,237
TOTAL UTILITIES		200,635
TOTAL COMMON STOCKS (Cost $10,037,251)		12,211,013
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	485,200	11,342
Media - 0.0%
Cox Communications, Inc. $6.858 PRIZES	201,800	8,756
TOTAL CONSUMER DISCRETIONARY		20,098
FINANCIALS - 0.4%
Diversified Financials - 0.2%
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.34	239,700	9,816
Ford Motor Co. Capital Trust II $3.25	561,900	30,164
Xerox Capital Trust II $3.75 (g)	92,000	6,855
		46,835
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	300,300	$ 23,958
Prudential Financial, Inc. $3.375	81,500	4,492
		28,450
TOTAL FINANCIALS		75,285
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Raytheon Co. $4.13	224,100	14,482
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Lucent Technologies, Inc. $80.00 (g)	6,980	8,024
Motorola, Inc. $3.50	336,400	14,496
		22,520
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.81	278,600	14,543
TOTAL INFORMATION TECHNOLOGY		37,063
UTILITIES - 0.1%
Electric Utilities - 0.1%
Cinergy Corp. $4.75 PRIDES	198,000	10,692
TXU Corp. $4.375	278,900	14,614
		25,306
TOTAL CONVERTIBLE PREFERRED STOCKS		172,234
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75	147,859	15,895
Series M, $11.125	163,978	17,464
		33,359
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	6,030	$ 5,759
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	9,690	9,675
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Ampex Corp. 8% non-cumulative	563	878
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	19,880	11,928
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	36,397	18,562
Series E, $111.25 pay-in-kind	35,578	14,587
		33,149
TOTAL TELECOMMUNICATION SERVICES		45,077
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	27,810	2,767
TOTAL NONCONVERTIBLE PREFERRED STOCKS		97,515
TOTAL PREFERRED STOCKS (Cost $301,655)		269,749
Corporate Bonds - 16.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Ba2	$ 19,020	6,178
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.5%
Adelphia Communications Corp. 6% 2/15/06	B3	$ 11,790	$ 10,095
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	34,870	14,255
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa1	30,000	26,700
4.875% 1/1/07	Caa1	7,460	6,639
Liberty Media Corp.:
3.5% 1/15/31 (g)	Baa3	14,140	10,198
4% 11/15/29 (g)	Baa3	17,982	11,138
News America, Inc. liquid yield option note 0% 2/28/21 (g)	Baa3	28,330	13,411
			92,436
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (g)	Ba3	6,310	6,700
TOTAL CONSUMER DISCRETIONARY			105,314
FINANCIALS - 0.1%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (g)	-	4,840	4,585
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	6,940	5,905
TOTAL FINANCIALS			10,490
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	3,530	3,826
Tenet Healthcare Corp. (Ventas, Inc.) 6% 12/1/05	Ba1	5,460	5,296
Total Renal Care Holdings 7% 5/15/09	B2	15,420	15,536
			24,658
INDUSTRIALS - 0.1%
Machinery - 0.1%
SPX Corp.:
liquid yield option note 0% 2/6/21 (g)	Ba3	24,240	16,372
0% 2/6/21	Ba3	5,800	3,917
			20,289
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	Baa1	$ 16,860	$ 17,828
Nortel Networks Corp. 4.25% 9/1/08 (g)	Baa2	9,362	9,099
			26,927
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. 3% 12/1/21 (g)	Baa2	8,250	9,572
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	13,630	6,065
Sanmina-SCI Corp. 0% 9/12/20	Ba3	22,800	8,493
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba1	4,820	2,717
0% 11/20/20	Ba1	6,170	2,873
			29,720
Semiconductor Equipment & Products - 0.0%
Teradyne, Inc. 3.75% 10/15/06 (g)	BB-	3,400	4,619
Transwitch Corp. 4.5% 9/12/05	B2	2,430	1,339
			5,958
TOTAL INFORMATION TECHNOLOGY			62,605
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (g)	CCC	8,380	11,026
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (g)	B1	11,110	6,319
5.25% 1/15/10	B1	8,730	4,966
5.25% 1/15/10	B1	13,376	7,608
6% 6/1/11 (g)	B1	4,587	3,010
6% 6/1/11	B1	3,665	2,405
			24,308
TOTAL CONVERTIBLE BONDS			258,690
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 14.8%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.0%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	$ 1,660	$ 1,560
Lear Corp.:
7.96% 5/15/05	Ba1	4,795	4,939
8.11% 5/15/09	Ba1	500	515
			7,014
Hotels, Restaurants & Leisure - 0.6%
AFC Enterprises, Inc. 10.25% 5/15/07	B2	1,310	1,379
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	6,450	6,611
Domino's, Inc. 10.375% 1/15/09	B3	3,870	4,170
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	7,375	7,762
HMH Properties, Inc.:
7.875% 8/1/05	Ba3	2,930	2,857
7.875% 8/1/08	Ba3	1,850	1,795
Horseshoe Gaming LLC 8.625% 5/15/09	B2	16,100	16,664
International Game Technology 8.375% 5/15/09	Ba1	3,290	3,496
ITT Corp. 7.375% 11/15/15	Ba1	3,227	2,864
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	6,870	6,664
Mandalay Resort Group 9.5% 8/1/08	Ba2	4,460	4,772
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	2,095	2,179
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	9,000	8,179
9.25% 4/1/06	B3	8,820	9,239
9.75% 6/15/07	B3	765	790
Six Flags, Inc.:
8.875% 2/1/10 (g)	B3	3,000	2,989
9.5% 2/1/09	B3	5,365	5,526
Station Casinos, Inc. 8.375% 2/15/08	Ba3	13,610	14,018
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	Ba3	1,660	1,639
yankee:
8.625% 12/15/07	Ba3	4,100	4,028
9% 3/15/07	Ba3	1,850	1,859
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	$ 7,330	$ 7,806
Wheeling Island Gaming, Inc. 10.125% 12/15/09 (g)	B3	1,110	1,149
			118,435
Household Durables - 0.1%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	6,260	6,448
8.875% 4/1/08	Ba2	810	834
Pulte Homes, Inc. 7.875% 8/1/11 (g)	Baa3	5,200	5,213
Ryland Group, Inc. 9.125% 6/15/11	Ba3	3,580	3,741
Sealy Mattress Co. 9.875% 12/15/07 (g)	B2	6,775	6,927
			23,163
Media - 1.9%
Adelphia Communications Corp.:
10.25% 11/1/06	B2	370	382
10.25% 6/15/11	B2	16,315	16,886
10.875% 10/1/10	B2	8,475	9,026
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	3,205	3,045
9.875% 2/1/12 (g)	Caa3	3,240	3,143
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	21,300	21,791
CanWest Media, Inc. 10.625% 5/15/11	B2	3,750	4,031
Century Communications Corp. 0% 1/15/08	B2	415	220
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	7,090	5,140
0% 5/15/11 (e)	B2	7,500	4,688
8.625% 4/1/09	B2	8,230	7,860
10% 4/1/09	B2	5,070	5,146
10% 5/15/11	B2	1,050	1,050
10.25% 1/15/10	B2	5,915	6,033
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	3,835	3,643
Clear Channel Communications, Inc. 6% 11/1/06	Baa3	25,300	25,076
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	8,530	9,226
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	10,440	10,257
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
9.875% 2/15/13	Ba2	$ 1,045	$ 1,118
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	Caa3	7,735	2,475
11.75% 12/15/05	Caa3	2,300	736
EchoStar DBS Corp. 9.375% 2/1/09	B1	32,715	34,024
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	Baa1	11,550	11,492
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	905	907
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2	1,760	1,888
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 11.875% 9/15/07	B2	4,505	4,832
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	7,510	6,599
International Cabletel, Inc. 11.5% 2/1/06	Caa2	13,490	4,856
Lamar Media Corp.:
8.625% 9/15/07	Ba3	240	253
9.25% 8/15/07	B1	815	852
9.625% 12/1/06	Ba3	5,625	5,892
News America Holdings, Inc. 7.375% 10/17/08	Baa3	9,525	9,907
News America, Inc. 7.28% 6/30/28	Baa3	14,000	13,150
Nextmedia Operating, Inc. 10.75% 7/1/11 (g)	B3	5,690	6,003
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	7,135	7,135
Pegasus Communications Corp.:
9.625% 10/15/05	B3	3,205	2,917
9.75% 12/1/06	B3	1,380	1,242
Quebecor Media, Inc. 11.125% 7/15/11	B2	55	59
Radio One, Inc. 8.875% 7/1/11	B3	20,405	21,374
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	1,780	1,798
Satelites Mexicanos SA de CV 6.94% 6/30/04 (g)(i)	B1	2,097	1,845
TCI Communications, Inc.:
8.75% 8/1/15	Baa2	17,745	20,291
9.8% 2/1/12	Baa2	20,180	24,061
Telemundo Holdings, Inc. 0% 8/15/08 (e)	B3	6,050	5,687
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	17,000	18,822
Time Warner, Inc. 8.18% 8/15/07	Baa1	5,425	6,007
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Yell Finance BV:
0% 8/1/11 (e)	B2	$ 17,520	$ 10,249
10.75% 8/1/11	B2	9,650	10,181
			373,295
Multiline Retail - 0.3%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	34,210	35,930
JCPenney Co., Inc.:
6% 5/1/06	Ba2	1,120	1,019
6.125% 11/15/03	Ba2	320	310
6.9% 8/15/26	Ba2	3,755	3,680
7.375% 6/15/04	Ba2	1,600	1,552
7.375% 8/15/08	Ba2	335	313
7.4% 4/1/37	Ba2	6,990	6,710
7.6% 4/1/07	Ba2	335	318
7.95% 4/1/17	Ba2	505	436
Target Corp. 5.4% 10/1/08	A2	12,925	12,810
			63,078
Textiles & Apparel - 0.0%
The William Carter Co. 10.875% 8/15/11	B3	3,180	3,339
TOTAL CONSUMER DISCRETIONARY			588,324
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	990	1,009
Cott Beverages, Inc. 8% 12/15/11 (g)	B2	2,660	2,707
			3,716
Food & Drug Retailing - 0.2%
Great Atlantic & Pacific Tea, Inc. 7.75% 4/15/07	B2	2,280	2,246
Kroger Co. 8.05% 2/1/10	Baa3	14,905	16,443
Pathmark Stores, Inc. 8.75% 2/1/12 (g)	B2	1,530	1,561
Rite Aid Corp.:
6% 10/1/03 (g)(i)	Caa2	840	792
6.125% 12/15/08 (g)	Caa2	3,605	1,947
6.875% 8/15/13	Caa2	2,285	1,143
7.125% 1/15/07	Caa2	1,700	952
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp.: - continued
7.625% 4/15/05	Caa2	$ 4,455	$ 2,450
11.25% 7/1/08	Caa2	6,510	3,841
			31,375
Food Products - 0.0%
Dean Foods Co.:
6.625% 5/15/09	Baa2	460	421
8.15% 8/1/07	Baa2	1,140	1,140
Del Monte Corp. 9.25% 5/15/11	B3	4,250	4,473
Smithfield Foods, Inc. 8% 10/15/09	Ba2	1,070	1,110
			7,144
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	Baa3	730	650
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11	B2	2,795	2,963
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	3,060	2,035
9% 11/1/06	Caa3	3,490	2,338
12% 12/1/05 (g)	Caa1	2,380	2,303
			9,639
Tobacco - 0.3%
Philip Morris Companies, Inc. 7% 7/15/05	A2	27,190	28,469
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	21,990	22,637
			51,106
TOTAL CONSUMER STAPLES			103,630
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	2,440	2,385
Lone Star Technologies, Inc. 9% 6/1/11	B2	1,090	959
			3,344
Oil & Gas - 0.3%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	4,340	4,318
8.125% 4/1/11	B1	13,665	13,084
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Chesapeake Energy Corp.: - continued
8.5% 3/15/12	B1	$ 4,610	$ 4,460
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	3,155	3,289
9.25% 4/1/07	Ba3	930	972
Forest Oil Corp. 8% 12/15/11 (g)	Ba3	2,550	2,550
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	800	754
10% 11/1/08 (g)	Ba3	3,030	3,227
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	5,110	5,161
Series D, 10.25% 3/15/06	B2	4,055	4,096
10.25% 3/15/06	B2	1,770	1,819
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	12,250	12,961
Westport Resources Corp. 8.25% 11/1/11 (g)	Ba3	4,400	4,444
			61,135
TOTAL ENERGY			64,479
FINANCIALS - 5.6%
Banks - 1.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	22,300	24,425
Bank One Corp. 7.875% 8/1/10	A1	14,430	15,935
BankAmerica Corp. 5.875% 2/15/09	Aa2	7,500	7,442
BankBoston Corp. 6.625% 2/1/04	A2	9,640	10,083
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa2	11,735	13,136
Capital One Bank 6.375% 2/15/03	Baa2	16,300	16,484
FleetBoston Financial Corp. 7.25% 9/15/05	A1	21,970	23,513
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	3,000	3,136
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	5,285	5,380
Korea Development Bank:
6.625% 11/21/03	Baa2	14,825	15,351
7.125% 4/22/04	Baa2	9,000	9,495
7.375% 9/17/04	Baa2	3,890	4,142
Long Island Savings Bank FSB 7% 6/13/02	Baa2	14,850	15,069
MBNA Corp.:
6.34% 6/2/03	Baa2	6,475	6,626
6.875% 11/15/02	Baa2	29,550	30,418
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
National Westminster Bank PLC yankee 7.375% 10/1/09	Aa2	$ 9,775	$ 10,570
PNC Funding Corp. 5.75% 8/1/06	A2	10,730	10,831
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	Aa3	10,000	10,456
8.817% 3/31/49	A1	7,630	8,244
Washington Mutual Bank 6.875% 6/15/11	A3	8,300	8,556
Washington Mutual, Inc. 5.625% 1/15/07	A3	11,975	11,971
			261,263
Diversified Financials - 3.6%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	6,500	6,617
American Airlines pass thru trust 7.8% 4/1/08 (g)	A	4,640	4,594
American Gen. Finance Corp. 5.875% 7/14/06	A1	33,300	33,958
Amvescap PLC:
5.9% 1/15/07 (g)	A2	7,005	7,060
yankee:
6.375% 5/15/03	A2	13,050	13,484
6.6% 5/15/05	A2	6,750	6,955
Associates Corp. of North America 6% 7/15/05	Aa1	22,750	23,451
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	4,960	5,175
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.:
8.875% 2/15/08	Ba3	3,590	3,626
8.875% 2/15/08 (g)	Ba3	3,630	3,666
Capital One Financial Corp. 7.125% 8/1/08	Baa3	20,300	18,436
CIT Group, Inc.:
5.5% 2/15/04	A2	4,850	4,882
7.125% 10/15/04	A2	4,650	4,814
Citigroup, Inc. 7.25% 10/1/10	Aa2	28,800	30,896
ComEd Financing II 8.5% 1/15/27	Baa3	7,280	7,096
Conoco Funding Co. 6.35% 10/15/11	Baa1	11,365	11,580
Countrywide Home Loans, Inc.:
5.25% 5/22/03	A3	15,020	15,342
5.25% 6/15/04	A3	6,125	6,223
5.5% 8/1/06	A3	11,830	11,814
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	Aa3	11,730	12,043
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	$ 4,450	$ 4,491
Devon Financing Corp. ULC:
6.875% 9/30/11 (g)	Baa2	17,350	17,047
7.875% 9/30/31 (g)	Baa2	17,000	17,435
First Union Capital II 7.95% 11/15/29	A2	17,000	17,513
Ford Motor Credit Co.:
6.5% 1/25/07	A3	13,020	12,916
6.875% 2/1/06	A3	10,450	10,452
7.375% 10/28/09	A3	29,160	29,172
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	16,080	16,495
6.75% 1/15/06	A2	5,720	5,821
6.875% 9/15/11	A2	8,890	8,733
7.5% 7/15/05	A2	10,500	11,055
7.75% 1/19/10	A2	13,400	14,041
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	11,850	11,920
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	8,520	7,199
Household Finance Corp.:
6.5% 1/24/06	A2	5,420	5,549
8% 5/9/05	A2	5,330	5,694
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	15,300	17,802
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	23,850	26,278
J.P. Morgan Chase & Co.:
5.625% 8/15/06	Aa3	15,140	15,387
6.75% 2/1/11	A1	20,420	20,790
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (g)	B1	2,430	2,384
10.5% 6/15/09 (g)	B1	2,640	2,746
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	21,700	22,450
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	9,280	9,613
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	18,200	18,790
7.875% 11/15/10	Baa2	20,865	21,519
Popular North America, Inc. 6.125% 10/15/06	A3	14,505	14,409
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	$ 2,550	$ 2,448
PTC International Finance II SA yankee 11.25% 12/1/09	B2	7,255	7,618
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	6,590	6,748
SESI LLC 8.875% 5/15/11	B1	290	273
Sprint Capital Corp. 6.875% 11/15/28	Baa1	25,175	22,741
TCI Communications Financing III 9.65% 3/31/27	A3	13,120	14,399
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	8,968	9,147
TXU Eastern Funding yankee:
6.45% 5/15/05	Baa1	11,950	12,162
6.75% 5/15/09	Baa1	15,640	15,391
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	15,800	17,583
Verizon Global Funding Corp. 6.75% 12/1/05	A1	10,000	10,569
Xl Capital Finance (Europe) PLC 6.5% 1/15/12	A1	3,080	3,088
			721,580
Insurance - 0.1%
MetLife, Inc. 6.125% 12/1/11	A1	9,215	9,226
Real Estate - 0.6%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	895	921
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	8,720	8,845
Duke Realty LP 7.3% 6/30/03	Baa1	10,000	10,438
EOP Operating LP:
6.625% 2/15/05	Baa1	10,300	10,623
7.75% 11/15/07	Baa1	37,000	39,912
ERP Operating LP 7.1% 6/23/04	A3	10,300	10,815
LNR Property Corp. 9.375% 3/15/08	Ba3	12,705	12,769
Meditrust Corp. 7.82% 9/10/26	Ba3	5,725	5,725
ProLogis Trust:
6.7% 4/15/04	Baa1	3,970	4,093
7.05% 7/15/06	Baa1	10,000	10,330
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	$ 5,910	$ 6,058
WCI Communities, Inc. 10.625% 2/15/11	B1	9,015	9,578
			130,107
TOTAL FINANCIALS			1,122,176
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
ALARIS Medical Systems, Inc. 9.75% 12/1/06	Caa1	3,890	3,734
ALARIS Medical, Inc. 0% 8/1/08 (e)	Caa2	2,680	1,796
Boston Scientific Corp. 6.625% 3/15/05	Baa2	1,630	1,654
			7,184
Health Care Providers & Services - 0.2%
Alderwoods Group, Inc.:
11% 1/2/07	-	2,150	2,166
12.25% 1/2/09	-	540	581
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	1,110	1,154
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1	1,980	2,039
Coventry Health Care, Inc. 8.125% 2/15/12 (g)	Ba3	2,840	2,890
DaVita, Inc. 9.25% 4/15/11	B2	3,540	3,770
HealthSouth Corp.:
8.375% 10/1/11	Ba1	4,090	4,213
8.5% 2/1/08	Ba1	1,590	1,614
10.75% 10/1/08	Ba2	1,860	2,018
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	C	9,440	1
Medpartners, Inc. 7.375% 10/1/06	Ba3	2,655	2,662
Service Corp. International (SCI):
6.3% 3/15/03	B1	2,040	1,958
7.2% 6/1/06	B1	1,500	1,365
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	3,430	3,739
Tenet Healthcare Corp. 8.125% 12/1/08	Ba1	2,840	3,053
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	$ 2,305	$ 2,570
Triad Hospitals, Inc. 8.75% 5/1/09	B1	5,725	6,069
			41,862
TOTAL HEALTH CARE			49,046
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	8,765	9,159
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	3,680	3,901
Raytheon Co. 7.9% 3/1/03	Baa3	40,685	42,448
			55,508
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	Baa3	1,160	1,042
6.9% 1/2/18	Baa1	941	895
7.256% 9/15/21	Baa1	797	766
7.434% 3/15/06	Ba2	5,265	4,314
7.73% 9/15/12	Ba2	1,740	1,237
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	4,595	4,695
7.92% 5/18/12	Baa1	4,450	4,433
7.92% 5/18/12	A3	850	847
Northwest Airlines pass thru certificates:
7.575% 3/1/19	A3	918	895
7.691% 4/1/17	Baa2	170	153
			19,277
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	2,220	2,187
7.875% 1/1/09	Ba3	7,430	7,263
8.5% 12/1/08 (g)	Ba3	4,340	4,449
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	10,940	10,393
AP Holdings, Inc. 0% 3/15/08 (e)	C	1,380	97
Browning-Ferris Industries, Inc. 9.25% 5/1/21	Ba3	1,350	1,242
First Data Corp. 5.625% 11/1/11	A1	16,950	16,089
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Iron Mountain, Inc.:
8.25% 7/1/11	B2	$ 815	$ 841
8.625% 4/1/13	B2	6,140	6,447
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	1,275	1,316
Pierce Leahy Corp. 9.125% 7/15/07	B2	1,670	1,758
WMX Technologies, Inc. 7.7% 10/1/02	Ba1	10,000	10,206
World Color Press, Inc.:
7.75% 2/15/09	Baa2	3,560	3,560
8.375% 11/15/08	Baa2	260	267
			66,115
Construction & Engineering - 0.0%
SBA Communications Corp. 10.25% 2/1/09	B3	2,505	1,804
Machinery - 0.1%
Tyco International Group SA yankee:
6.75% 2/15/11	Baa1	12,345	11,760
6.875% 1/15/29	Baa1	6,000	5,204
			16,964
Marine - 0.1%
Teekay Shipping Corp.:
8.875% 7/15/11 (g)	Ba2	1,130	1,170
8.875% 7/15/11	Ba2	8,900	9,212
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	1,780	1,504
10.25% 11/15/06	Ba3	3,750	2,869
			14,755
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	20,000	20,644
CSX Corp. 6.25% 10/15/08	Baa2	20,500	20,626
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	200	216
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	$ 3,400	$ 3,043
10.25% 6/15/07	B1	9,855	9,116
			53,645
TOTAL INDUSTRIALS			228,068
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Crown Castle International Corp.:
9.375% 8/1/11	B3	4,330	3,659
10.75% 8/1/11	B3	4,810	4,209
Motorola, Inc. 8% 11/1/11	A3	23,000	22,814
SpectraSite Holdings, Inc.:
0% 4/15/09 (e)	Caa3	4,540	1,249
0% 3/15/10 (e)	Caa3	7,305	1,826
10.75% 3/15/10	Caa3	3,455	1,555
12.5% 11/15/10	Caa3	2,220	1,088
			36,400
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	13,825	14,113
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba2	3,640	3,931
Semiconductor Equipment & Products - 0.0%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	1,340	1,407
10.5% 2/1/09	B2	850	910
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	9,000	8,280
			10,597
TOTAL INFORMATION TECHNOLOGY			65,041
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.4%
Chemicals - 0.0%
Compass Minerals Group, Inc. 10% 8/15/11 (g)	B3	$ 1,640	$ 1,722
OM Group, Inc. 9.25% 12/15/11 (g)	B3	3,250	3,348
			5,070
Containers & Packaging - 0.2%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2	3,650	3,760
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	5,450	5,450
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	1,980	1,846
7.35% 5/15/08	B3	800	704
7.5% 5/15/10	B3	770	678
7.8% 5/15/18	B3	350	291
7.85% 5/15/04	B3	4,080	3,947
8.1% 5/15/07	B3	1,630	1,500
Packaging Corp. of America 9.625% 4/1/09	Ba2	11,315	12,390
Riverwood International Corp. 10.625% 8/1/07	B3	4,600	4,830
			35,396
Metals & Mining - 0.1%
Century Aluminum Co. 11.75% 4/15/08	Ba3	420	437
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	7,140	6,480
7.5% 11/15/06	B3	1,240	905
Luscar Coal Ltd. 9.75% 10/15/11 (g)	Ba3	1,620	1,709
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	5,304	5,662
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	13,120	12,858
			28,051
Paper & Forest Products - 0.1%
Domtar, Inc. yankee 7.875% 10/15/11	Baa3	7,670	8,090
Georgia-Pacific Group:
7.5% 5/15/06	Baa3	280	255
8.125% 5/15/11	Baa3	510	462
8.875% 5/15/31	Baa3	940	808
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Norske Skog Canada Ltd. 8.625% 6/15/11 (g)	Ba2	$ 510	$ 530
Stone Container Corp. 9.75% 2/1/11	B2	2,320	2,494
			12,639
TOTAL MATERIALS			81,156
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Corp.:
6.5% 3/15/29	A3	13,460	11,818
8% 11/15/31 (g)	A3	6,905	7,134
AXXENT, Inc. 15% 12/30/04 (d)(k)	-	11,485	459
BellSouth Corp. 5% 10/15/06	Aa3	16,890	16,861
British Telecommunications PLC:
8.375% 12/15/10	Baa1	8,000	8,934
8.875% 12/15/30	Baa1	1,735	2,042
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	A2	9,800	10,697
Citizens Communications Co. 8.5% 5/15/06	Baa2	11,725	12,533
Koninklijke KPN NV yankee 8% 10/1/10	Baa3	24,800	25,765
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	1,410	1,424
SBC Communications, Inc. 5.75% 5/2/06	Aa3	37,175	38,127
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	16,450	16,619
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1	28,050	29,593
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa3	12,000	8,760
7.7% 7/20/29	Baa3	9,619	6,541
TELUS Corp. yankee 7.5% 6/1/07	Baa2	33,135	34,753
Tritel PCS, Inc.:
0% 5/15/09 (e)	B3	17,840	15,565
10.375% 1/15/11	B3	1,280	1,446
			249,071
Wireless Telecommunication Services - 0.4%
Cingular Wireless LLC 5.625% 12/15/06 (g)	A3	5,000	5,013
Dobson Communications Corp. 10.875% 7/1/10	B3	6,405	6,405
Echostar Broadband Corp. 10.375% 10/1/07	B1	22,570	23,924
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	$ 9,545	$ 6,491
Nextel Communications, Inc. 12% 11/1/08	B1	1,450	1,218
Orange PLC yankee 9% 6/1/09	Baa1	9,075	9,257
PanAmSat Corp.:
6% 1/15/03	Ba2	420	414
6.125% 1/15/05	Ba2	1,780	1,736
6.375% 1/15/08	Ba2	2,720	2,421
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,250	1,300
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3	3,065	2,697
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	12,573	14,522
			75,398
TOTAL TELECOMMUNICATION SERVICES			324,469
UTILITIES - 1.9%
Electric Utilities - 1.3%
AES Corp.:
7.375% 6/15/03	Ba1	2,470	2,322
8.75% 6/15/08	Ba1	700	609
8.875% 2/15/11	Ba1	1,540	1,294
9.375% 9/15/10	Ba1	9,885	8,501
9.5% 6/1/09	Ba1	10,420	9,170
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	25,500	24,200
6.73% 12/11/02 (g)	Baa2	17,000	17,173
7.05% 12/11/07 (g)	Baa2	18,000	17,794
CMS Energy Corp.:
7.5% 1/15/09	Ba3	2,430	2,406
9.875% 10/15/07	Ba3	9,145	9,831
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A3	32,000	32,338
Edison International 6.875% 9/15/04	Caa3	1,340	1,246
Edison Mission Energy:
9.875% 4/15/11	Baa3	4,750	4,821
10% 8/15/08	Baa3	3,510	3,563
FirstEnergy Corp.:
5.5% 11/15/06	Baa2	11,600	11,536
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.: - continued
6.45% 11/15/11	Baa2	$ 9,920	$ 9,924
Hydro-Quebec 6.3% 5/11/11	A1	47,300	48,390
Illinois Power Co. 7.5% 6/15/09	Baa2	9,760	9,715
Israel Electric Corp. Ltd.:
7.75% 3/1/09 (g)	A3	3,500	3,622
7.75% 12/15/27 (g)	A3	33,425	30,435
Mission Energy Co. 8.125% 6/15/02 (g)	Baa3	6,430	6,366
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	5,060	5,582
Pacific Gas & Electric Co.:
7.05% 3/1/24	B3	800	756
7.375% 11/1/05 (d)(g)	Caa2	2,240	2,453
7.875% 3/1/02	B3	1,865	1,828
Southern California Edison Co. 7.625% 1/15/10	Caa2	520	494
Texas Utilities Co. 6.375% 1/1/08	Baa3	3,970	3,941
			270,310
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	4,530	4,687
El Paso Energy Corp. 7.75% 1/15/32	Baa2	7,310	7,240
KeySpan Corp.:
7.25% 11/15/05	A3	12,120	12,889
7.625% 11/15/10	A3	8,945	9,733
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	12,500	13,116
Sempra Energy 7.95% 3/1/10	A2	6,240	6,472
Southwest Gas Corp. 9.75% 6/15/02	Baa2	20,650	21,110
			75,247
Multi-Utilities - 0.2%
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2	4,695	4,977
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Williams Companies, Inc.:
7.125% 9/1/11	Baa2	$ 22,390	$ 21,350
7.5% 1/15/31	Baa2	4,771	4,244
			30,571
TOTAL UTILITIES			376,128
TOTAL NONCONVERTIBLE BONDS			3,002,517
TOTAL CORPORATE BONDS (Cost $3,254,721)			3,261,207
U.S. Government and Government Agency Obligations - 6.5%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4% 11/17/06	Aaa	23,500	22,611
4.15% 7/23/04	Aaa	11,000	11,055
5.125% 2/13/04	Aaa	36,300	37,508
5.25% 6/15/06	Aaa	19,470	19,869
5.5% 5/2/06	Aa2	24,395	24,917
6% 1/18/12	Aaa	52,100	51,787
6.25% 2/1/11	Aa2	10,885	11,132
6.5% 8/15/04	Aaa	40,575	43,219
7% 7/15/05	Aaa	36,300	39,374
7.125% 6/15/10	Aaa	24,130	26,611
7.25% 1/15/10	Aaa	1,340	1,488
7.25% 5/15/30	Aaa	35,295	39,839
Federal Agricultural Mortgage Corp.:
7.01% 8/10/03	Aaa	1,040	1,097
7.01% 8/10/04	Aaa	1,340	1,441
7.04% 8/10/05	Aaa	5,100	5,533
Freddie Mac:
5.75% 1/15/12	Aaa	60,000	60,197
5.875% 3/21/11	Aa2	34,910	34,746
6.75% 3/15/31	Aaa	42,185	44,907
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 6,709	$ 7,335
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Series 2-E, 9.4% 5/15/02	Aaa	341	347
Series T-3, 9.625% 5/15/02	Aaa	297	299
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	981	1,013
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	-	23,478	24,605
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	1,173	1,225
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			512,155
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bonds:
5.375% 2/15/31	Aaa	40,340	39,993
6.125% 8/15/29	Aaa	74,060	79,209
6.625% 2/15/27	Aaa	28,000	31,482
8.875% 8/15/17	Aaa	53,265	71,200
9.875% 11/15/15	Aaa	2,360	3,354
11.25% 2/15/15	Aaa	85,490	131,668
U.S. Treasury Notes:
3.5% 11/15/06 (h)	Aaa	87,170	83,928
3.875% 6/30/03	Aaa	42,000	42,715
4.75% 11/15/08	Aaa	125,125	124,577
5% 8/15/11	Aaa	39,780	39,687
5.75% 11/15/05	Aaa	93,410	98,635
6.125% 8/15/07	Aaa	10,470	11,244
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	Aaa	$ 3,000	$ 3,299
7% 7/15/06	Aaa	34,859	38,546
TOTAL U.S. TREASURY OBLIGATIONS			799,537
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,294,340)			1,311,692
U.S. Government Agency - Mortgage Securities - 12.0%

Fannie Mae - 8.5%
5.5% 10/1/08 to 12/1/16	Aaa	138,985	139,133
6% 10/1/08 to 1/1/29	Aaa	257,562	256,535
6% 1/1/31 (h)	Aaa	77,511	76,421
6% 2/1/32 (h)	Aaa	72,090	70,806
6.5% 1/1/24 to 11/1/31	Aaa	794,839	801,169
6.5% 2/1/32 (h)	Aaa	243,000	244,139
7% 5/1/23 to 9/1/31	Aaa	42,449	43,547
7.5% 8/1/07 to 11/1/31	Aaa	57,601	60,125
8% 8/1/26 to 8/1/28	Aaa	17,226	18,183
8.5% 1/1/09 to 6/1/21	Aaa	29	31
10% 8/1/17	Aaa	26	30
TOTAL FANNIE MAE			1,710,119
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	Aaa	1,237	1,307
Government National Mortgage Association - 3.5%
6% 9/15/08 to 12/15/10	Aaa	12,432	12,635
6.5% 6/15/02 to 9/15/28	Aaa	93,779	95,064
7% 10/15/17 to 11/15/31	Aaa	152,508	156,852
7% 1/1/31 (h)	Aaa	11,375	11,713
7% 1/1/32 (h)	Aaa	246,370	253,684
7% 2/1/32 (h)	Aaa	40,525	41,614
7.5% 8/15/21 to 11/15/28	Aaa	90,318	95,009
8% 2/15/02 to 10/15/25	Aaa	28,767	30,597
8.5% 11/15/05 to 4/15/31	Aaa	4,960	5,319
9% 3/15/10 to 5/15/22	Aaa	482	525
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
9.5% 3/15/23	Aaa	$ 38	$ 42
11% 7/20/13 to 7/20/20	Aaa	754	866
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			703,920
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,364,182)			2,415,346
Asset-Backed Securities - 0.6%

Airplanes pass thru trust 10.875% 3/15/19	B2	301	39
American Express Credit Account Master Trust:
2.17% 12/15/08 (i)	A1	13,200	13,129
6.1% 12/15/06	A1	14,200	14,843
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	A2	4,407	4,499
Discover Card Master Trust I 5.85% 11/16/04	A2	12,421	12,579
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	9,800	10,062
5.71% 9/15/05	A1	5,895	6,083
7.03% 11/15/03	Aaa	4,374	4,420
Honda Auto Receivables Owner Trust 5.09% 10/18/06	Aaa	9,905	10,115
Sears Credit Account Master Trust II:
2.11% 6/16/08 (i)	A1	16,300	16,206
6.75% 9/16/09	Aaa	22,525	23,982
TOTAL ASSET-BACKED SECURITIES (Cost $113,098)			115,957
Commercial Mortgage Securities - 0.8%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(i)	-	6,080	4,131
CBM Funding Corp. sequential pay Series 1996-1 Class C, 7.86% 2/1/08	BBB	12,500	13,226
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	3,922	3,912
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	10,600	11,572
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	16,060	16,197
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (g)	A2	$ 6,000	$ 6,328
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.1115% 4/29/39 (g)(i)	-	2,900	2,260
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	22,870	24,128
Series 1996-C1 Class F, 7.86% 11/15/06 (g)	Ba1	3,500	3,386
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (i)	Baa3	20,000	18,881
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.968% 4/25/21 (i)	Caa1	1,695	1,509
Nomura Depositor Trust:
floater Series 1998-ST1 Class B2, 6.32% 1/15/03 (g)(i)	-	1,050	1,014
Series 1998-ST1A Class B1A, 4.6456% 1/15/03 (g)(i)	-	3,800	3,730
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (g)	-	6,500	4,613
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	B2	2,200	2,215
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	3,000	2,970
Series 1996-CFL Class E, 7.75% 2/25/28	AAA	11,188	11,475
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	32,000	32,885
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,668)			164,432
Foreign Government and Government Agency Obligations (j) - 0.4%

Chilean Republic 7.125% 1/11/12	Baa1	10,775	11,038
Ontario Province 6% 2/21/06	Aa3	15,600	16,297
Quebec Province:
yankee 7.125% 2/9/24	A1	2,560	2,753
7.5% 9/15/29	A1	15,060	17,020
United Mexican States:
7.5% 1/14/12	Baa3	8,100	7,979
Foreign Government and Government Agency Obligations (j) - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
United Mexican States: - continued
8.5% 2/1/06	Baa3	$ 13,075	$ 14,121
9.875% 2/1/10	Baa3	5,640	6,303
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,099)			75,511
Floating Rate Loans - 0.0%

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.6638% 7/21/06 (i)	Ba3	2,882	2,868
Tranche C term loan 4.9194% 7/21/07 (i)	Ba3	3,458	3,441
TOTAL FLOATING RATE LOANS (Cost $6,125)			6,309
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 1.88% (c) (Cost $1,065,547)	1,065,547,275	1,065,547
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $18,669,686)		20,896,763
NET OTHER ASSETS - (3.5)%		(711,134)
NET ASSETS - 100%		$ 20,185,629
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $560,706,000 or 2.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 10,978
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	23.7%	AAA, AA, A	21.1%
Baa	6.0%	BBB	6.6%
Ba	1.7%	BB	1.8%
B	2.7%	B	3.0%
Caa	0.5%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.2%.

Purchases and sales of securities, other than short-term securities, aggregated $8,292,090,000 and $8,756,007,000, respectively, of which long-term U.S. government and government agency obligations aggregated $5,534,903,000 and $5,866,240,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $125,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,739,000 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $22,510,000. The weighted average interest rate was 1.82%. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $6,309,000 or 0.0% of net assets.
Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $18,676,821,000. Net unrealized appreciation aggregated $2,219,942,000, of which $3,103,032,000 related to appreciated investment securities and $883,090,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2002
Assets
Investment in securities, at value (cost $18,669,686) - See accompanying schedule		$ 20,896,763
Cash		993
Receivable for investments sold		42,279
Receivable for fund shares sold		13,200
Dividends receivable		17,318
Interest receivable		98,856
Other receivables		69
Total assets		21,069,478
Liabilities
Payable for investments purchased Regular delivery	$ 74,840
Delayed delivery	774,839
Payable for fund shares redeemed	23,271
Accrued management fee	7,218
Other payables and accrued expenses	3,681
Total liabilities		883,849
Net Assets		$ 20,185,629
Net Assets consist of:
Paid in capital		$ 18,013,569
Undistributed net investment income		60,087
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(115,110)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,227,083
Net Assets, for 1,147,533 shares outstanding		$ 20,185,629
Net Asset Value, offering price and redemption price per share ($20,185,629 ÷ 1,147,533 shares)		$17.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2002
Investment Income Dividends		$ 119,986
Interest		250,131
Security lending		10
Total income		370,127
Expenses
Management fee	$ 43,113
Transfer agent fees	20,638
Accounting and security lending fees	706
Non-interested trustees' compensation	20
Custodian fees and expenses	258
Registration fees	50
Audit	93
Legal	61
Interest	3
Miscellaneous	113
Total expenses before reductions	65,055
Expense reductions	(1,123)	63,932
Net investment income		306,195
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(68,177)
Foreign currency transactions	(10)	(68,187)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(717,300)
Assets and liabilities in foreign currencies	(1)
Delayed delivery commitments	2,016	(715,285)
Net gain (loss)		(783,472)
Net increase (decrease) in net assets resulting from operations		$ (477,277)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2002	Year ended July 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 306,195	$ 676,383
Net realized gain (loss)	(68,187)	826,193
Change in net unrealized appreciation (depreciation)	(715,285)	35,205
Net increase (decrease) in net assets resulting from operations	(477,277)	1,537,781
Distributions to shareholders From net investment income	(362,157)	(674,908)
From net realized gain	(392,190)	(1,106,677)
Total distributions	(754,347)	(1,781,585)
Share transactions Net proceeds from sales of shares	1,243,956	2,529,266
Reinvestment of distributions	715,768	1,692,134
Cost of shares redeemed	(1,463,851)	(4,022,247)
Net increase (decrease) in net assets resulting from share transactions	495,873	199,153
Total increase (decrease) in net assets	(735,751)	(44,651)
Net Assets
Beginning of period	20,921,380	20,966,031
End of period (including undistributed net investment income of $60,087 and $116,049, respectively)	$ 20,185,629	$ 20,921,380
Other Information Shares
Sold	70,668	134,877
Issued in reinvestment of distributions	41,272	90,330
Redeemed	(83,617)	(214,077)
Net increase (decrease)	28,323	11,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2002	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.69	$ 18.92	$ 20.22	$ 21.09	$ 20.37	$ 17.34
Income from Investment Operations
Net investment income D	.27	.61	.61	.64	.69	.66
Net realized and unrealized gain (loss)	(.70)	.78	(.36)	.73	1.68	4.57
Total from investment operations	(.43)	1.39	.25	1.37	2.37	5.23
Less Distributions
From net investment income	(.32)	(.61)	(.58)	(.68)	(.69)	(.66)
From net realized gain	(.35)	(1.01)	(.97)	(1.56)	(.96)	(1.54)
Total distributions	(.67)	(1.62)	(1.55)	(2.24)	(1.65)	(2.20)
Net asset value, end of period	$ 17.59	$ 18.69	$ 18.92	$ 20.22	$ 21.09	$ 20.37
Total Return B, C	(2.22)%	7.56%	1.34%	8.03%	12.56%	33.63%
Ratios to Average Net Assets E
Expenses before expense reductions	.65% A	.64%	.64%	.64%	.64%	.67%
Expenses net of voluntary waivers, if any	.65% A	.64%	.64%	.64%	.64%	.67%
Expenses net of all reductions	.64% A	.63%	.63%	.63%	.63%	.66%
Net investment income	3.07% A	3.23%	3.24%	3.23%	3.40%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 20,186	$ 20,921	$ 20,966	$ 25,740	$ 24,940	$ 22,327
Portfolio turnover rate	84% A	67%	62%	80%	84%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2002

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, foreign currency transactions, defaulted bonds, market discount, contingent interest, partnerships, non-taxable dividends and losses deferred due to wash sales.

In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $186,000 decrease to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on August 1, 2001.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,004,000 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements - continued

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $762,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $66,000 and $295,000, respectively.

Semiannual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 13, 2002

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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400 East Las Colinas Blvd.
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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Semiannual Report

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